Filed with the Securities and Exchange Commission on April 30, 2003

                                      1933 Act Registration File No.   333-78275
                                                     1940 Act File No. 811-09303

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

        Pre-Effective Amendment No.                                          |_|
                                   ---
        Post-Effective Amendment No. 11                                      |X|
                                    ---

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

        Amendment No. 12                                                     |X|
                     ---

                        (Check appropriate box or boxes.)

                           KINETICS MUTUAL FUNDS, INC.
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

                               1311 Mamaroneck Ave
                          White Plains, New York 10605
                          -----------------------------
              (Address and Zip Code of Principal Executive Offices)

                                 (800) 930-3828
               Registrant's Telephone Number, including Area Code

                                 Lee Schultheis
                               1311 Mamaroneck Ave
                          White Plains, New York 10605
                          -----------------------------
                     (Name and Address of Agent for Service)

                                 With a copy to:
                                 ---------------
                             Thomas R. Westle, Esq.
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                            New York, New York 10022

                         As soon as practical after the
                       effective date of this Registration
                          Statement Approximate Date of
                            Proposed Public Offering

                             Shares of Common Stock
                     (Title of Securities Being Registered)


It is proposed that this filing will become effective

  X      immediately upon filing pursuant to paragraph (b)
-----

         on                        pursuant to paragraph (b)
-------     ----------------------

         60 days after filing pursuant to paragraph (a)(1)
-------

         on ___________ pursuant to paragraph (a)(1)
-------

         75 days after filing pursuant to paragraph (a)(2)
-------

         on                         pursuant to paragraph (a)(2) of Rule 485.
-------     -----------------------




                                                                   No Load Class


                  May 1, 2003 Prospectus www.kineticsfunds.com


                                The Internet Fund

                        The Internet Emerging Growth Fund

                                The Paradigm Fund

                        (formerly the New Paradigm Fund)


                                The Medical Fund

                        The Small Cap Opportunities Fund

                  Each a series of Kinetics Mutual Funds, Inc.

                       [LOGO] Kinetics Mutual Funds, Inc.




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents



Overview.......................................................................1
THE INTERNET FUND..............................................................3
THE INTERNET EMERGING GROWTH FUND..............................................7
THE PARADIGM FUND, (formerly the New Paradigm Fund)...........................12
THE MEDICAL FUND..............................................................16
THE SMALL CAP OPPORTUNITIES FUND..............................................24
Management of the Funds and the Portfolios....................................31
Valuation of Fund Shares......................................................33
How to Purchase Shares........................................................33
How to Redeem Shares..........................................................35
Exchange Privilege............................................................37
Distributions and Taxes.......................................................37
Distribution of Shares........................................................38
Unique Characteristics of Master/Feeder Fund Structure........................39
Counsel and Independent Accountants...........................................39
Financial Highlights..........................................................40




[LOGO] Kinetics Mutual Funds, Inc.

Prospectus
This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Investment Adviser
Kinetics Asset Management, Inc.






Minimum Initial Investment
$2,500







May 1, 2003





OVERVIEW


This combined Prospectus discusses the No Load classes of each of the following series (each a "Fund" and collectively the "Funds" of Kinetics Mutual Funds, Inc. (the "Company")). Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Portfolio" and collectively the "Portfolios") of Kinetics Portfolios Trust (the "Trust"), a Delaware statutory trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio). Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see "Unique Characteristics of Master/Feeder Fund Structure."


The Internet Fund (the "Internet Fund") seeks to provide investors with long-term capital growth by investing in The Internet Portfolio (the "Internet Portfolio"). The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and a broad range of Internet-related activities.

The Internet Emerging Growth Fund (the "Emerging Growth Fund") seeks to provide investors with long-term capital growth by investing in The Internet Emerging Growth Portfolio (the "Emerging Growth Portfolio"). The Emerging Growth
Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign growth emerging companies engaged in business on the Internet and Internet-related activities.


The Paradigm Fund, formerly the New Paradigm Fund (the "Paradigm Fund") seeks to provide investors with long-term capital growth by investing in The Paradigm Portfolio, formerly the New Paradigm Portfolio (the "Paradigm Portfolio"). The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued with high returns on equity, as well as, well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies' assets. The driver of appreciation for the classical value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock's worth by the market, an external factor.


The Medical Fund (the "Medical Fund") seeks to provide investors with long-term capital growth by investing all of its investable assets in The Medical Portfolio (the "Medical Portfolio"). The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development.

The Small Cap Opportunities Fund (the "Small Cap Fund") seeks to provide investors with long-term capital growth by investing all of its investable assets in The Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage, or companies with sound fundamentals that have experienced a short-term earnings shortfall.


The Statement of Additional Information contains more information about the Funds and the types of securities in which they may invest.


Who May Want to Invest

Each Fund may be appropriate for investors who:

o    wish to invest for the long term

o    want to diversify their portfolios

o want to allocate some portion of their long-term investments to growth equity investing

o    are willing to accept the volatility associated with equity investing


THE INTERNET FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective.


Principal Investment Strategies
The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of U.S. and foreign companies that provide products or services designed for the Internet or are otherwise engaged in Internet-related activities. The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the investment adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the investment adviser's opinion, they meet the Internet Portfolio's investment criteria. Such companies include, but are not limited to, the following:

o Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.

o Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

o Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

o Internet Service Providers: Companies that provide users with access to the Internet.

o Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

o Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

o E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

o Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.


Temporary Investments
To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Internet Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptance

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent that the Internet Portfolio engages in a temporary, defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.


Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser including, the current investment adviser, to manage the Internet Fund's assets directly.


Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund and indirectly the Internet Portfolio are listed below and could adversely affect the net asset value, total return and the value of the Internet Fund, Internet Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio's assets.

o Foreign Securities Risks: The Internet Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Internet Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Internet Portfolio's shares and therefore, the Internet Fund's shares, more susceptible to certain risks than shares of a diversified mutual fund.

o Option Transaction Risks: The Internet Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.


Performance of the Internet Fund


The bar chart and table shown below illustrate the variability of the Internet Fund's returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund's performance from year to year (on a calendar year basis). The table shows how the Internet Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Internet Fund's No Load class, before and after taxes, is not necessarily an indication of how the Internet Fund's No Load class or the Internet Portfolio will perform in the future.


 Calendar Year Returns as of 12/31

[CHART]

1997:   12.74%
1998:  196.14%
1999:  216.50%
2000:  -51.50%
2001:   -9.62%
2002:  -23.44%

Best Quarter:                         Q1          1999         93.07%
Worst Quarter:                        Q2          2000        -33.42%


The total return for the No Load class from January 1, 2003 to March 31, 2003 was 2.28%.


The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.


Average Annual Total Returns as of 12/31/2002
-------------------------------------- -------- -------- ------- --------------
                                                                    Since
                                         1 Year  3 Years 5 Years Inception(1)
-------------------------------------- -------- -------- ------- --------------
The Internet Fund (WWWFX) No Load
  Return before taxes                   -23.44% -30.51%  25.76%     21.48%
  Return after taxes on distributions   -23.44% -30.51%  25.76%     21.48%
  Return after taxes on distributions
   and sale of fund shares(2)           -14.39% -22.33%  22.12%     18.55%
S&P 500 Index(3)                        -22.10% -14.54%  -0.59%      5.03%
NASDAQ Composite Index(4)               -31.26% -30.80%  -2.88%      1.50%

-------------------------------------- -------- -------- ------- --------------

(1) The Internet Fund's No Load class commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the inception date of the Internet Fund's No Load class.

(2) The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Internet Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The index does not include deductions for fees, expenses or taxes



Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)

------------------------------------------------------------------ ------------
Shareholder Transaction Expenses(2)                                  No Load
(fees paid directly from your investment)                             Class
------------------------------------------------------------------ ------------
Maximum Sales Charge (Load) Imposed on Purchases                      None
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)
 (as a percentage of offering price)                                  None
Maximum Sales Charge (Load) on Reinvested Dividends                   None
Redemption Fee (as a percentage of amount redeemed, if applicable)    None
Exchange Fee(3)                                                       None
Maximum Account Fee(4)                                                None
------------------------------------------------------------------ ------------
Annual Operating Expenses                                            No Load
(expenses deducted from Fund assets)                                  Class
------------------------------------------------------------------ ------------

Management Fees(5)                                                    1.25%
Distribution (Rule 12b-1) Fees                                        None
Other Expenses                                                        1.17%
------------------------------------------------------------------ ------------
Total Annual Fund Operating Expenses                                  2.42%

------------------------------------------------------------------ ------------


(1) This fee table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Internet Fund and any other series of Kinetics Mutual Funds, Inc.

(3) The Internet Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(4)  IRA accounts are assessed a $12.50 annual fee.
(5) The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.

Example

This Example is intended to help you compare the cost of investing in the No Load class of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load class of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:


                            1 Year     3 Years     5 Years     10 Years
        No Load Class        $245        $755       $1,291      $2,756




THE INTERNET EMERGING GROWTH FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Emerging Growth Fund is long-term growth of capital.


Principal Investment Strategies
The Emerging Growth Fund seeks to achieve its investment objective by investing all of its investable assets in the Emerging Growth Portfolio. Under normal circumstances, the Emerging Growth Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of small and medium capitalization U.S. and foreign emerging companies engaged in the Internet and Internet-related activities. The Emerging Growth Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Emerging Growth Portfolio securities will be selected by the investment adviser from emerging, small and medium-size companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Emerging Growth Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

o Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

o Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.

o Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

o Internet Service Providers: Companies that provide users with access to the Internet.

o Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

o Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

o E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

o Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.


Temporary Investments
To respond to adverse market, economic, political or other conditions, the Emerging Growth Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Emerging Growth Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptance

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent that the Emerging Growth Portfolio engages in a temporary, defensive strategy, the Emerging Growth Portfolio and therefore, the Emerging Growth Fund, may not achieve its investment objective.


Fund Structure
The Emerging Growth Portfolio has an investment objective identical to that of the Emerging Growth Fund. The Emerging Growth Fund may withdraw its investment from the Emerging Growth Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Emerging Growth Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Emerging Growth Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Emerging Growth Fund or retaining an investment adviser, including the current investment adviser, to manage the Emerging Growth Fund's assets directly.


Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Emerging Growth Fund and indirectly the Emerging Growth Portfolio are listed below and could adversely affect the net asset value, total return and value of the Emerging Growth Fund, Emerging Growth Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Emerging Growth Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Emerging Growth Portfolio's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o    Emerging,   Small  and  Medium-Size  Company  Risks:  The  Emerging  Growth
     Portfolio invests in the equity securities of emerging, small and medium-size companies. Small and medium-size companies generally have a market capitalization of less than $5 billion. Emerging companies are those with operating histories of less than three years. Investing in emerging, small and medium-size companies presents greater risks than investing in securities of larger, more established companies. These companies may be developing or marketing new products or services for which markets are not yet established and may never be established. They may also lack depth or experience of management and may have difficulty generating or obtaining funds necessary for growth and development of their business. Due to these and other factors, these companies may suffer significant losses.

o Foreign Securities Risks: The Emerging Growth Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Emerging Growth Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Emerging Growth Portfolio's shares and, therefore the Emerging Growth Fund's shares more susceptible to certain risks than shares of a diversified mutual fund.

o Option Transaction Risks: The Emerging Growth Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.


Performance of the Emerging Growth Fund


The bar chart and table shown below illustrate the variability of the Emerging Growth Fund's returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Emerging Growth Fund by showing the changes in the Emerging Growth Fund's performance from year to year (on a calendar year basis). The table shows how the Emerging Growth Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Emerging Growth Fund's No Load class, before and after taxes, is not necessarily an indication of how the Emerging Growth Fund's No Load class or the Emerging Growth Portfolio will perform in the future.


  Calendar Year Returns as of 12/31

[CHART]

2000:   -63.10%
2001:    16.53%
2002:   -24.65%

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:      Q4   2001    16.22%
Worst Quarter:     Q4   2000   -38.09%


The total return for the No Load shares from January 1, 2003 to March 31, 2003 was -1.54%.


The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.


Average Annual Total Returns as of 12/31/2002
------------------------------------------------- ------- -------- -------------
                                                                      Since
                                                   1 Year  3 Years Inception(1)
------------------------------------------------- ------- -------- -------------
The Internet Emerging Growth Fund (WWWEX) No Load
     Return before taxes                          -24.65%  -31.32%   -31.27%
     Return after taxes on distributions          -24.65%  -31.32%   -31.27%
     Return after taxes on distributions
     and sale of fund shares(2)                   -15.14%  -22.85%   -22.83%
S&P 500 Index(3)                                  -22.10%  -14.54%   -14.43%
NASDAQ Composite Index(4)                         -31.26%  -30.80%   -30.59%

(1) The Emerging Growth Fund's No Load class commenced operations on December 31, 1999 and converted into a feeder fund of the Emerging Growth Portfolio on April 28, 2000. Advisor classes A, B and C Shares had not commenced operations prior to December 31, 2002. The returns for the two indexes in this column have been calculated since the inception date of the Emerging Growth Fund's No Load class.
(2) The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Emerging Growth Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The index does not include deductions for fees, expenses or taxes


Fees and Expenses of the Emerging Growth Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Emerging Growth Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses(2)                                      No Load
(fees paid directly from your investment)                                 Class
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                          None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)  None
Maximum Sales Charge (Load) on Reinvested Dividends                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)        None
Exchange Fee(3)                                                           None
Maximum Account Fee(4)                                                    None
--------------------------------------------------------------------------------
Estimated Annual Operating Expenses                                      No Load
(expenses deducted from Fund assets)                                      Class
--------------------------------------------------------------------------------

Management Fees(5)                                                        1.25%
Distribution (Rule 12b-1) Fees                                            None
Other Expenses                                                            2.53%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(6)                                   3.78%

--------------------------------------------------------------------------------


(1) This fee table and the example below reflect the aggregate expenses of the Emerging Growth Fund and the Emerging Growth Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Emerging Growth Fund and any other series of Kinetics Mutual Funds, Inc.

(3) The Emerging Growth Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(4)  IRA accounts are assessed a $12.50 annual fee.

(5) The management fees paid by the Emerging Growth Fund reflect the proportionate share of fees allocated to the Emerging Growth Fund from the Emerging Growth Portfolio for investment advisory services.
(6) The investment advisor to the Emerging Growth Portfolio has voluntarily agreed to waive fees and reimburse expenses so that total annual fund operating expenses do not exceed 2.74%. These waivers and reimbursements may be discontinued at any time. Without the expense waiver and reimbursement, the annual operating expense would have been 3.78%.



Example

This Example is intended to help you compare the cost of investing in the No Load class of the Emerging Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load class of the Emerging Growth Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Emerging Growth Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Emerging Growth Fund would be:


                            1 Year     3 Years     5 Years     10 Years
        No Load Class        $380       $1,155      $1,948      $4,019




 THE PARADIGM FUND, (formerly the New Paradigm Fund)

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective

The investment objective of the Paradigm Fund is long-term growth of capital.



Principal Investment Strategies

The Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the Paradigm Portfolio. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign companies. The Paradigm Portfolio will invest in companies that the investment adviser believes are undervalued with high returns on equity and will reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies' assets. The driver of appreciation for the classical value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock's worth by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

Paradigm Portfolio securities will be selected by the investment adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the investment adviser's opinion, these companies meet the Paradigm Portfolio's investment criteria. Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:


o Retailers: Companies that sell retail products and services via traditional stores, catalogues, telemarketing, and web-site means.

o Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

o Financial Services: Companies that engage in financial service transactions such as banking, credit cards, investment services, etc.

o Real Estate Development: Companies that provide commercial real estate property and services.

o Business Services: Companies that provide business-to-business products and services.

o Travel & Leisure: Companies that provide transportation and recreational services.

The investment adviser selects portfolio securities by evaluating a company's positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.


Temporary Investments

To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Paradigm Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:


o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptance

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements


To the extent that the Paradigm Portfolio engages in a temporary, defensive strategy, the Paradigm Portfolio and therefore, the Paradigm Fund, may not achieve its investment objective.



Fund Structure

The New Paradigm Fund has changed its name to the Paradigm Fund. The Paradigm Portfolio, formerly the New Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund, formerly the New Paradigm Fund. The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser including, the current investment adviser, to manage the Paradigm Fund's assets directly.



Principal Risks of Investment

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund and indirectly the Paradigm Portfolio are listed below and could adversely affect the net asset value, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio's investment objective.


o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.


o Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio's assets.

o Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Paradigm Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Paradigm Portfolio's shares and, therefore the Paradigm Fund's shares, more susceptible to certain risks than shares of a diversified mutual fund.

o Option Transaction Risks: The Paradigm Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.


Performance of the Paradigm Fund, (formerly the New Paradigm Fund)

The bar chart and table shown below illustrate the variability of the Paradigm Fund's returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund's performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Paradigm Fund's No Load class, before and after taxes, is not necessarily an indication of how the Paradigm Fund's No Load class or the Paradigm Portfolio will perform in the future.


 Calendar Year Returns as of 12/31

[CHART]

2000:   4.00%
2001:   2.02%
2002:  -4.62%


Best Quarter:                             Q4      2000         10.99%
Worst Quarter:                            Q2      2000        -12.55%


The total return for the No Load class from January 1, 2003 to March 31, 2003 was 0.10%.


The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.


Average Annual Total Returns as of 12/31/2002
------------------------------------------------- -------- ------- -------------
                                                                      Since
                                                    1 Year 3 Years Inception(1)
------------------------------------------------- -------- ------- -------------
The Paradigm Fund (WWNPX) No Load
     Return before taxes                            -4.62%   0.40%     0.40%
     Return after taxes on distributions            -4.62%   0.40%     0.40%
     Return after taxes on distributions and sale
     of fund shares(2)                              -2.84%   0.32%     0.32%
S&P 500 Index(3)                                   -22.10% -14.54%   -14.43%
NASDAQ Composite Index(4)                          -31.26% -30.80%   -30.59%

(1) The Paradigm Fund's, formerly the New Paradigm Fund, No Load class commenced operations on December 31, 1999 and converted into a feeder fund of the Paradigm Portfolio, formerly the New Paradigm Portfolio, on April 28, 2000. The returns for the two indexes in this column have been calculated since the inception date of the Paradigm Fund's no load class.
(2) The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Paradigm Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The index does not include deductions for fees, expenses or taxes


Fees and Expenses of the Paradigm Fund, (formerly the New Paradigm Fund)

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses(2)                                     No Load
(fees paid directly from your investment)                                Class
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                         None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) None
Maximum Sales Charge (Load) on Reinvested Dividends                      None
Redemption Fee (as a percentage of amount redeemed, if applicable)       None
Exchange Fee(3)                                                          None
Maximum Account Fee(4)                                                   None


--------------------------------------------------------------------------------
Annual Operating Expenses                                               No Load
(expenses deducted from Fund assets)                                     Class
--------------------------------------------------------------------------------

Management Fees(5)                                                       1.25%
Distribution (Rule 12b-1) Fees                                           None
Other Expenses                                                           1.72%

--------------------------------------------------------------------------------

Total Annual Fund Operating Expenses(6)                                  2.97%

(1) This fee table and example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Paradigm Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The Paradigm Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(4)  IRA accounts are assessed a $12.50 annual fee.
(5) The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio for investment advisory services.
(6) The investment advisor to the Paradigm Portfolio has voluntarily agreed to waive fees and reimburse expenses so that total annual fund operating expenses do not exceed 2.74%. These waivers and reimbursements may be discontinued at any time.Without the expense waiver and reimbursement, the annual operating expense would have been 2.97%.




Example


This Example is intended to help you compare the cost of investing in the No Load class of the Paradigm Fund, formerly the New Paradigm Fund, with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load class the Paradigm Fund, formerly the New Paradigm Fund, for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Paradigm Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

                            1 Year     3 Years     5 Years     10 Years
        No Load Class        $300        $918       $1,562      $3,290




THE MEDICAL FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies
The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio's investment adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Medical Portfolio's investment criteria. Such companies include, but are not limited to the following:

o Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

o Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

o Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

o Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The investment adviser selects portfolio securities by evaluating a company's positioning and resources that it currently expends on research and development looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company spends on research and development because the investment adviser believes that such expenditures frequently have significant bearing on future growth.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Medical Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptances

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent that the Medical Portfolio engages in a temporary, defensive strategy, the Medical Portfolio and, therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser including, the current investment adviser, to manage the Medical Fund's assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund and, indirectly, the Medical Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Medical Fund, the Medical Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The stocks selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react to industry-specific market or economic developments.

o Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in the medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

o Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio's assets.

o Foreign Securities Risks: The Medical Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Medical Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Medical Portfolio's shares, and, therefore, the Medical Fund's shares, more susceptible to certain risks than shares of a more diversified mutual fund.

o Option Transaction Risks: The Medical Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

Performance of the Medical Fund


The bar chart and table shown below illustrate the variability of the Medical Fund's returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund's performance from year to year (on a calendar year basis). The table shows how the Medical Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Medical Fund's No Load class, before and after taxes, is not necessarily an indication of how the Medical Fund's No Load class or the Medical Portfolio will perform in the future.


 Calendar Year Returns as of 12/31

[CHART]
2000:   57.15%
2001:  -13.77%
2002:  -29.14%


Best Quarter:           Q1          2000         26.57%
Worst Quarter:          Q2          2002        -19.65%

The total return for the No Load class from January 1, 2003 to March 31, 2003 was 1.10%


The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.


Average Annual Total Returns as of 12/31/2002
-------------------------------------------- --------- ---------- -------------
                                                                     Since
                                               1 Year   3 Years    Inception(1)
-------------------------------------------- --------- ---------- -------------
The Medical Fund (MEDRX)       No Load
     Return before taxes                       -29.14%    -1.35%      7.92%
     Return after taxes on distributions       -29.26%    -1.45%      7.85%
     Return after taxes on distributions and
     sale of fund shares(2)                    -17.85%    -1.11%      6.42%
S&P 500 Index(3)                               -22.10%   -14.54%     -9.41%
NASDAQ Composite Index(4)                      -31.26%   -30.80%    -19.48%

(1) The Medical Fund's No Load class commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the Medical Fund's inception date.

(2) The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Medical Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The index does not include deductions for fees, expenses or taxes



Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses(2)                                      No Load
(fees paid directly from your investment)                                 Class
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                          None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)  None
Maximum Sales Charge (Load) on Reinvested Dividends                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)        None
Exchange Fee(3)                                                           None
Maximum Account Fee(4)                                                    None


--------------------------------------------------------------------------------
Annual Operating Expenses                                                No Load
(expenses deducted from Fund assets)                                      Class
--------------------------------------------------------------------------------

Management Fees(5)                                                        1.25%
Distribution (Rule 12b-1) Fees                                            None
Other Expenses                                                            1.30%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                      2.55%

--------------------------------------------------------------------------------


(1) This fee table and example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Medical Fund and any other series of Kinetics Mutual Funds, Inc.

(3) The Medical Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(4)  IRA accounts are assessed a $12.50 annual fee.
(5) The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.


Example

This Example is intended to help you compare the cost of investing in the No Load class of the Medical Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load class of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:




                            1 Year     3 Years     5 Years     10 Years
        No Load Class        $258        $793       $1,355      $2,885




THE SMALL CAP OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio's investment adviser considers small cap companies to be those that have a market capitalization of less than $2 billion. The investment adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the investment adviser's opinion, the companies meet the Small Cap Portfolio's investment criteria. Such companies include, but are not limited to the following:

o Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

o Financial Services: Companies that engage in financial service transactions such as banking, credit cards, investment services, etc.

o Retailers: Companies that sell retail products and services via traditional stores, catalogues, telemarketing, and web-site means.

o    Manufacturing  and  Consumer  Products:   Companies  that  manufacture  and
     distribute products to retail outlets.

The investment adviser considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company spends on research and development.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Small Cap Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptances

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent that the Small Cap Portfolio engages in a temporary, defensive strategy, the Small Cap Portfolio and, therefore, the Small Cap Fund, may not achieve its investment objective.

Active Trading
Due to its investment strategy, the Small Cap Portfolio may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower the Small Cap Portfolio performance.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser including, the current investment adviser, to manage the Small Cap Fund's assets directly.

Principal Risks of Investment

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund and, indirectly, the Small Cap Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Small Company Risks: The Small Cap Portfolio may invest in the stocks of small-sized companies. Small-sized companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio's assets.

o Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Small Cap Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Small Cap Portfolio's shares, and therefore, the Small Cap Fund's shares, more susceptible to certain risks than shares of a more diversified mutual fund.

o Option Transaction Risks: The Small Cap Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

Performance of the Small Cap Fund



The bar chart and table shown below illustrate the variability of the Small Cap Fund's returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund's performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Small Cap Fund's No Load class, before and after taxes, is not necessarily an indication of how the Small Cap Fund's No Load class or the Small Cap Portfolio will perform in the future.


 Calendar Year Returns as of 12/31

[CHART]

2001:    30.68%
2002:   -30.28%




Best Quarter:     Q4          2001         14.99%
Worst Quarter:    Q3          2002        -21.56%

The total return for the No Load shares from January 1, 2003 to March 31, 2003 was 7.97%.


The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.


Average Annual Total Returns as of 12/31/2002
--------------------------------------------------- ------------- --------------
                                                                      Since
                                                       1 Year      Inception(1)
--------------------------------------------------- ------------- --------------
The Small Cap Opportunities Fund (KSCOX) No Load
     Return before taxes                              -30.28%          0.39%
     Return after taxes on distributions              -30.46%          0.30%
     Return after taxes on distributions and sale
     of fund shares (2)                               -18.59%          0.27%
S&P 500 Index(3)                                      -22.10%        -15.56%
NASDAQ Composite Index(4)                             -31.26%        -36.62%


(1) The Small Cap Fund's No Load class commenced operations on March 20, 2000 and converted to a feeder fund of the Small Cap Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the inception date of the Small Cap Fund's No Load class.

(2) The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Small Cap Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The index does not include deductions for fees, expenses or taxes



Fees and Expenses of the Small Cap Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses(2)                                     No Load
(fees paid directly from your investment)                                Class
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                         None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) None
Maximum Sales Charge (Load) on Reinvested Dividends                      None
Redemption Fee (as a percentage of amount redeemed, if applicable)       None
Exchange Fee(3)                                                          None
Maximum Account Fee(4)                                                   None


--------------------------------------------------------------------------------
Annual Operating Expenses                                               No Load
(expenses deducted from Fund assets)                                     Class
--------------------------------------------------------------------------------

Management Fees5                                                        1.25%
Distribution (Rule 12b-1) Fees                                          None
Other Expenses                                                          1.70%

--------------------------------------------------------------------------------

Total Annual Fund Operating Expenses(6)                                 2.95%

--------------------------------------------------------------------------------


(1) This fee table and example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Small Cap Fund and any other series of Kinetics Mutual Funds, Inc.

(3) The Small Cap Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(4)  IRA accounts are assessed a $12.50 annual fee.

(5) The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.
(6) The investment advisor to the Small Cap Portfolio has voluntarily agreed to waive fees and reimburse expenses so that total annual fund operating expenses do not exceed 2.74%. These waivers and reimbursements may be discontinued at any time. Without the expense waiver and reimbursement, the annual operating expense would have been 2.95%.




Example

This Example is intended to help you compare the cost of investing in the No Load class of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load class of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:


                            1 Year     3 Years     5 Years     10 Years
        No Load Class        $298        $913       $1,552      $3,271



Main Risks of Investing in each of the Funds
The principal risks of investing in each Fund are described previously in this Prospectus. The following list provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.


Investing in Mutual Funds--All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund's investment in a Portfolio. The following describes the primary risks to each
Fund that invests in its corresponding Portfolio due to each Portfolio's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.


Market Risk--All Funds
The net asset value of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio's shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.


Internet Industry Specific Risks--The Internet Fund and the Emerging Growth Fund The value of each Portfolio's shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of a Portfolio's shares and your investment in the corresponding Fund.


Medical Research Industry-Specific Risks--The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.


Securities Lending--All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio forced to sell such collateral in this manner would suffer a loss.


Non-Diversification--All Funds
Each Portfolio is classified as "non-diversified" under federal securities laws which means that one-half of each Portfolio's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of a Portfolio's total assets. As a result of their non-diversified status, a Portfolio's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.


Investment in Small and Medium-Size Companies--All Funds
Each Portfolio may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.


Foreign Securities--All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments. However, foreign securities may be substantially riskier than U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and U.S. companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing--All Funds
Each Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the Fund.

Derivatives Risk--All Funds

Each Portfolio may invest in derivatives such as options and futures. The successful use of the investment practices described above depends on the portfolio manager's ability to forecast stock price movements and/or currency exchange rate movements correctly. Should stock prices or exchange rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue for an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.


A Portfolio's ability to dispose of its positions in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell currencies or portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively. In addition, a Portfolio's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.


Management of the Funds and the Portfolios
Investment Adviser

Each Portfolio's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605. Founded in 1996, Kinetics provides investment advisory services to a family of six mutual funds with discretionary management authority over approximately $384 million in assets at December 31, 2002. The investment adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio's assets. The investment adviser receives an annual fee from each Portfolio for its services of 1.25% (or 0.50% in the case of the Kinetics Government Money Market Portfolio) of each Portfolio's average daily net assets. The investment adviser has entered into a Research Agreement with Horizon Asset Management, Inc. ("Horizon Asset Management"), a New York based investment management and research firm, for which it is responsible for the payment of all fees owing to Horizon.


The investment adviser relies on an investment committee for performing its research duties for the portfolios.


Members of the Investment Committee

Peter B. Doyle is the Chairman of the Board and President of the Company. He is also the Chief Investment Strategist for all of the Portfolios. He is primarily responsible for the day-to-day management of each of the Portfolios' assets and securities. In early 1996, Mr. Doyle co-founded Kinetics, the investment adviser to the Portfolios. Previously, Mr. Doyle co-founded and has been a Managing Director of Horizon Asset Management. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups. Mr. Doyle holds a Bachelor of Science in Economics from St. John's University and a Masters of Business Administration from Fordham University.

Bruce P. Abel has been a member of the Investment Committee since 1999. Mr. Abel's primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment. Prior to joining Kinetics in 1999, Mr. Abel was employed with Brookhaven National Laboratory since 1989 where he worked researching, developing and implementing technical and scientific programs and systems in the areas of nuclear physics, computer programming, and industrial design. During that time, Mr. Abel was also a freelance writer for Academic Science News and Review, researching, reporting, and providing scholarly analysis and insight on a myriad of issues and developments in the fields of science and technology. Mr. Abel has over ten years experience in the fields of science, chemistry, physics, and engineering. Mr. Abel holds a Masters Degree in Mechanical Engineering with an emphasis on Nuclear Engineering, and has also studied extensively in the areas of Applied Mathematics, Hydrodynamics, Aerodynamics, and Physics.

Tina Larsson joined Kinetics in 1999. From 1996 to 1999, Ms. Larsson was an analyst at Horizon Asset Management for the Spin-Off Report, a research service that focuses on spin-offs, and for developing institutional market research. Ms. Larsson holds a Bachelors of Science in Finance and a Masters of Business Administration from Pace University.

Steven Tuen, CFA, joined Kinetics in 1999. Mr. Tuen's primary duties include research and analysis of equity securities for investment. From 1996 to 1999, Mr. Tuen was an analyst and the Director of Research of the IPO Value Monitor, a research service that focuses on initial public offerings. From 1989 to 1996, Mr. Tuen was an analyst at Bankers Trust Company where he became a portfolio manager in the Private Banking Group. Mr. Tuen holds a Bachelor of Science in Business Administration from the City University of New York and is a Chartered Financial Analyst.

Murray Stahl is the Director of Research of Kinetics. Mr. Stahl has been Chairman and a co-founder of Horizon Asset Management since 1994. Immediately prior to that, he was with Bankers Trust Company for 16 years as a portfolio manager and research analyst, and managed approximately $600 million of individual, trust and institutional client assets. As the senior fund manager, he directed the investments of three of the bank's Common Trust Funds, the Special Opportunity, Utility, and Tangible Assets Funds. Mr. Stahl also served as a member of the Equity Strategy Group as well as the Investment Strategy Group, which established asset allocation development. Mr. Stahl holds a Bachelor of Arts in Economics and a Masters of Arts in History from the City University of New York and a Masters of Business Administration from Pace University.



Valuation of Fund Shares
Shares of each Fund's No Load class are sold at net asset value per share ("NAV"), which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of a Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of each Fund, including management, administration, distribution and shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated in an identical manner as that of each corresponding Fund.


Each Portfolio's securities are valued each day at the last quoted market price on the securities' principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio's shares.



Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund and each corresponding Portfolio, the investment adviser values foreign securities held by the corresponding Portfolio at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of a Portfolio's securities, these securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees.


How to Purchase Shares

In General
Shares of each Fund are sold at NAV, subject to the applicable sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500. The minimum subsequent investment for both types of accounts is $100. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so. A service fee of $25.00 will be deducted from a shareholder's Fund account for any purchases that do not clear due to insufficient funds.


Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of a Fund's shares.


Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. Any Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.


Purchase By Mail
To purchase a Fund's shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to [NAME OF FUND] c/o Kinetics Mutual Funds, Inc., to:

Regular Mail                             Overnight or Express Mail
Kinetics Mutual Funds, Inc.              Kinetics Mutual Funds, Inc.
[NAME OF FUND]                           [NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC      c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                             615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                 Milwaukee, WI 53202


Purchase By Wire
Before wiring any funds please call (800) 930-3828 to notify the Fund in which you are investing that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. No Fund is responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follows:

                  Wire to:            U.S. Bank, N.A.
                  ABA Number:         0420-00013
                  Credit:             U.S. Bancorp Fund Services, LLC
                  Account:            112-952-137
                  Further Credit:     Kinetics Mutual Funds, Inc.
                                       [NAME OF FUND]
                                       (Shareholder Name/Account Registration)
                                       (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.


Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify each Fund in which you are invested at (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number. All subsequent purchases are subject to the applicable sales charges.


Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered individual retirement account. Each Fund offers Traditional IRA, Roth IRA, and Education Savings Accounts. For additional information on IRA options, please call (800) 930-3828.


Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds' distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.


How to Redeem Shares

In General
You may redeem part or all of each Fund's shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Please note, however, that when a purchase order has been made by check, or ACH purchase, a Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. No Fund will be responsible for interest lost on redemption amounts due to lost or misdirected mail.


Written Redemption
You can execute most redemptions by furnishing an unconditional written request to each Fund in which you are invested to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail                              Overnight or Express Mail
Kinetics Mutual Funds, Inc.               Kinetics Mutual Funds, Inc.
[NAME OF FUND]                            [NAME OF FUND]
c/o U.S Bancorp Fund Services, LLC        c/o U.S. Bancorp  Fund Services, LLC
P.O. Box 701                              615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                  Milwaukee, WI 53202

Requests for redemption in "good order" must:

o    indicate the name of the Fund,

o be signed exactly as the shares are registered, including the signature of each owner,

o    specify the number of shares or dollar amount to be redeemed,

o    indicate your account registration number, and

o    include your social security number or tax identification number.


Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.



Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

o    that you correctly state your Fund account number
o    the name in which your account is registered
o the social security or tax identification number under which the account is registered
o    the address of the account holder, as stated in the New Account Application
     Form

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.


Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.


The Funds' Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of a Fund or unless the shareholder is an active participant in the AIP. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder's account.


IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.


Householding
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-800-930-3828 to request individual copies of these documents. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.



In compliance with the USA Patriot Act of 2001, please note that the Fund's transfer agent may verify certain information on your account application as part of the Fund's Anti-Money Laundering Compliance Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Fund's transfer agent 1-800-930-3828 if you need additional assistance when completing your application.


Exchange Privilege


You can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., No Load class shares for No Load class shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day's closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call (800) 930-3828 to learn more about the other mutual funds offered by the Company and about exercising your exchange privilege.



Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the Fund in which shareholders are already invested, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.



Taxes
Each Fund intends to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund intends to distribute substantially all of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), so that the Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as though paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by a Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

An exchange is not a tax-free transaction. An exchange of shares pursuant to a Fund's exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes. You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short0term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold a percentage of any dividend and redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. The withholding rate is 30% for 2003 and 29% for 2004.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.



Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc., an affiliate of Kinetics, 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605 is the distributor for the shares of the Funds. Kinetics Funds Distributor, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.


Shareholder Servicing Agent
Kinetics is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Funds. For this service, Kinetics receives an annual shareholder-servicing fee from each class equal to 0.25% of each Fund's average daily net assets.


Fund Administrator

U.S Bancorp Fund Services, LLC ("USBFS") serves as Administrator to each Fund and Portfolio. USBFS previously provided certain sub-administrative services to each Fund. In August 2002, USBFS replaced Kinetics as Administrator.



Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant

U.S. Bank, N.A. serves as Custodian for each Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS acts as each Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.



Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio, a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, the possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio's objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company's Board of Directors retains its right to withdraw any of the Fund's investments from the Portfolios at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund's shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The  SAI  contains  more  information   about  each  Fund  and  Portfolio,   the
Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.


Counsel and Independent Accountants

Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996. PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, has been selected as independent accountants for the Funds for the year ending December 31, 2003.


Financial Highlights

The financial highlights table set forth below is intended to help you understand each Fund's financial performance for its period of operations. Most of the information reflects financial results with respect to a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds' (assuming reinvestment of all dividends and distributions). The financial information provided for the years January 1, 2000 through December 31, 2002 has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements that are included in the Funds' annual report, is available upon request. The financial information provided for the years ended December 31, 1998 and 1999 has been audited by McCurdy and Associates CPA's, Inc.


THE INTERNET FUND


                                                          For the year ended December 31,
                                                          -------------------------------
                                            2002         2001        2000      1999        1998
                                            ----         ----        ----      ----        ----
PER SHARE DATA(1)
Net Asset Value Beginning of Period      $  21.80     $  24.12    $  49.73   $  15.72   $  5.31
                                         ------------ ----------- ---------- ---------- ----------
Income from Investment Operations
     Net investment loss                    (0.08)(3)    (0.17)      (0.76)     (0.30)    (0.08)
     Net realized and unrealized gain
(loss) on investments                       (5.03)       (2.15)     (24.85)     34.33     10.50
                                         ------------ ----------- ---------- ---------- ----------
        Total gain (loss) from              (5.11)       (2.32)     (25.61)     34.03     10.42
          investment operations
                                         ------------ ----------- ---------- ---------- ----------
Less Distributions
     From net investment income               --           --          --        --         --
     From net realized gains                  --           --          --       (0.02)    (0.01)
                                         ------------ ----------- ---------- ---------- ----------
        Total distributions                   --           --          --       (0.02)    (0.01)
                                         ------------ ----------- ---------- ---------- ----------
Net Asset Value, End of Period           $  16.69     $  21.80    $  24.12   $  49.73   $ 15.72
                                         ============ =========== ========== ========== ==========
Total Return                               (23.44)%      (9.62)%    (51.50)%   216.50%   196.14%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)        $189,618     $297,793      $432,978  $1,163,097  $22,159
Ratio of expenses to average net assets
     Before expense reimbursement            2.42%        2.37%       2.06%      2.00%     3.08%
     After expense reimbursement             2.42%        2.37%       2.00%      2.00%     3.08%
Ratio of net investment loss to average
net assets
     Before expense reimbursement           (0.41)%      (0.61)%     (1.49)%    (1.29)%   (2.92)%
     After expense reimbursement            (0.41)%      (0.61)%     (1.43)%    (1.29)%   (2.92)%
Portfolio turnover rate                    N/A          N/A          21%(2)      89%        80%



(1) Information presented relates to a share of capital stock outstanding for the entire period.

(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Internet Fund entered into a master-feeder fund structure).
(3) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.



THE INTERNET EMERGING GROWTH FUND



                                                    For the Year For the Year For the Year
                                                       Ended         Ended       Ended
                                                    December 31, December 31, December 31,
                                                        2002        2001          2000
                                                    -----------  ------------ ------------
PER SHARE DATA(1)
Net Asset Value, Beginning of Period                $    4.30    $     3.69   $   10.00
                                                    -----------  ------------ ------------
Income from Investment Operations
     Net investment loss                                (0.08)        (0.03)      (0.03)
     Net realized and unrealized gain (loss) on
       investments                                      (0.98)         0.64       (6.28)
                                                    -----------  ------------ ------------
       Total gain (loss) from investment operations     (1.06)         0.61       (6.31)
                                                    -----------  ------------ ------------
Less Distributions
     From net investment income                        --             --           --
     From net realized gains                           --             --           --
                                                    -----------  ------------ ------------
       Total distributions                             --             --           --
                                                    -----------  ------------ ------------
Net Asset Value, End of Period                      $    3.24         $4.30       $3.69
                                                    ===========  ============ ============
Total Return                                           (24.65)%       16.53%     (63.10)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                     $3,338        $5,277      $4,378
Ratio of expenses to average net assets
     Before expense reimbursement                        3.78%         4.17%       3.33%
     After expense reimbursement                         2.74%         2.74%       2.00%
Ratio of net investment loss to average net assets
     Before expense reimbursement                       (3.03)%       (2.09)%     (1.76)%
     After expense reimbursement                        (1.99)%       (0.66)%     (0.43)%
Portfolio turnover rate                                N/A            N/A       17%(2)



(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Rate listed represents the portfolio turnover rate form January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).


THE PARADIGM FUND, (formerly the New Paradigm Fund)



                                                    For the Year For the Year For the Year
                                                       Ended        Ended        Ended
                                                    December 31, December 31, December 31,
                                                       2002         2001          2000
                                                    ------------ ------------ ------------

PER SHARE DATA(1)
Net Asset Value, Beginning of Period                $  10.61     $  10.40     $  10.00
                                                    ------------ ------------ ------------
Income from Investment Operations
     Net investment loss                               (0.14)       (0.13)       (0.00)(2)
     Net realized and unrealized gain (loss) on
       investments                                     (0.35)        0.34         0.40
                                                    ------------ ------------ ------------
       Total gain (loss) from investment
        operations                                     (0.49)        0.21         0.40
                                                    ------------ ------------ ------------

Less Distributions
     From net investment income                        --          --            --
     From net realized gains                           --          --            --
                                                    ------------ ------------ ------------
       Total distributions                             --          --            --
                                                    ------------ ------------ ------------
Net Asset Value, End of Period                      $  10.12     $  10.61     $  10.40
                                                    ============ ============ ============
Total Return                                           (4.62)%       2.02%        4.00%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                    $5,044       $4,817        $3,803
Ratio of expenses to average net assets
     Before expense reimbursement                       2.97%        3.47%        4.96%
     After expense reimbursement                        2.74%        2.74%        2.00%
Ratio of net investment loss to average net assets
     Before expense reimbursement                      (1.61)%      (1.91)%      (3.02)%
     After expense reimbursement                       (1.38)%      (1.18)%      (0.06)%
Portfolio turnover rate                                N/A         N/A          5%(3)




(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)  The amount is less than $0.01 per share.
(3) Rate listed represents the portfolio turnover rate form January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).


THE MEDICAL FUND



                                                                                            September 30,
                                                    For the year For the year For the year    1999(6)
                                                       ended        ended        ended        through
                                                    December 31, December 31, December 31,  December 31,
                                                        2002         2001         2000          1999
                                                    ------------ ------------ ------------ ---------------
PER SHARE DATA(2)
Net Asset Value, Beginning of Period                 $  18.06     $  20.98     $  13.35      $  10.00
                                                    ------------ ------------ ------------ ---------------
Income from Investment Operations
     Net investment loss                                (0.21)       (0.25)       (0.15)        (0.02)
     Net realized and unrealized gain (loss) on
     investments                                        (5.05)       (2.64)        7.78          3.37
                                                    ------------ ------------ ------------ ---------------
       Total gain (loss) from investment operations     (5.26)       (2.89)        7.63          3.35

                                                    ------------ ------------ ------------ ---------------
Less Distributions
     From net investment income                         --           --           --            --
     From net realized gains                            (0.08)       (0.03)       --            --
                                                    ------------ ------------ ------------ ---------------
       Total distributions                              (0.08)       (0.03)       --            --
                                                    ------------ ------------ ------------ ---------------
Net Asset Value, End of Period                       $  12.72     $  18.06     $  20.98      $  13.35
                                                    ============ ============ ============ ===============
Total Return                                           (29.14)%     (13.77)%      57.15%        33.50%(3)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                   $22,604      $40,416      $63,314       $6,944
Ratio of expenses to average net assets
     Before expense reimbursement                        2.55%        2.28%        2.21%         5.99%(4)
     After expense reimbursement                         2.55%        2.28%        2.00%         2.00%(4)
Ratio of net investment loss to average net assets
     Before expense reimbursement                       (1.49)%      (1.17)%      (1.24)%       (5.24)%(4)
     After expense reimbursement                        (1.49)%      (1.17)%      (1.03)%       (1.25)%(4)
Portfolio turnover rate                                   N/A          N/A         1%(5)         1%



(1)  Commencement of operations.
(2) Information presented relates to a share of capital stock outstanding for the entire period.
(3)  Not Annualized.
(4)  Annualized.
(5) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure)





                                                                                March 20,
                                                    For the year For the year    2000(1)
                                                       ended        ended        through
                                                    December 31, December 31,  December 31,
                                                        2002         2001          2000
                                                    ------------ ------------ ---------------
THE SMALL CAP OPPORTUNITIES FUND

PER SHARE DATA(2)
Net Asset Value, Beginning of Period               $   14.50     $   11.10     $    10.00
                                                   ------------- ------------- ---------------
Income from Investment Operations
     Net investment loss                               (0.18)(6)     (0.19)(3)      (0.00)(4)
     Net realized and unrealized gain (loss) on
     investments                                       (4.21)         3.59           1.10
                                                   ------------- ------------- ---------------
       Total   gain   (loss)   from    investment
        operations                                     (4.39)         3.40           1.10
                                                   ------------- ------------- ---------------
Less Distributions
     From net investment income                        --            --             --
     From net realized gains                           (0.07)        --             --
                                                   ------------- ------------- ---------------
       Total distributions                             (0.07)        --             --
                                                   ------------- ------------- ---------------
Net Asset Value, End of Period                     $   10.04     $   14.50     $    11.10
                                                   ============= ============= ===============
Total Return                                          (30.28)%       30.63%         11.00%(7)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                   $3,313        $9,266           $517
Ratio of expenses to average net assets
     Before expense reimbursement                       2.95%         3.73%         24.50%(5)
     After expense reimbursement                        2.74%         2.74%          2.00%(5)
Ratio of net investment loss to average net
assets
     Before expense reimbursement                      (1.59)%       (2.37)%       (22.59)%(5)
     After expense reimbursement                       (1.38)%       (1.38)%        (0.09)%(5)
Portfolio turnover rate                               N/A           N/A              8%(6)



(1)  Commencement of operations.
(2) Information presented relates to a share of capital stock outstanding for the entire period.
(3) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)  The amount listed is less than $0.005 per share.
(5)  Annualized.

(6) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).

(7) Not Annualized.


Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Emerging Growth Fund

The Paradigm Fund, (formerly the New Paradigm Fund)
The Medical Fund
 The Small Cap Opportunities Fund




Investment Adviser                    Kinetics Asset Management, Inc.
and Shareholder Servicing Agent       1311 Mamaroneck Avenue
                                      White Plains, NY 10605

Legal Counsel                         Drinker Biddle & Reath LLP
                                      One Logan Square
                                      18th And Cherry Streets
                                      Philadelphia, PA 19103-6996


Independent Accountants               PricewaterhouseCoopers LLP
                                      100 East Wisconsin Avenue, Suite 1500
                                      Milwaukee, WI 53202

Transfer Agent, Fund Accountant,      U.S. Bancorp Fund Services, LLC
and Administrator                     615 East Michigan Street
                                      Milwaukee, WI 53202

Custodian                             U.S. Bank, N.A.
                                      615 East Michigan Street
                                      Milwaukee, WI 53202


You may obtain the following and other information on the Funds free of charge:


Statements of Additional Information (SAI) dated May 1, 2003

The SAI of the Funds provides more details about each Fund's policies and management. The Funds' SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected each Fund's performance during the last fiscal year.

To receive any of these documents or the Prospectus of Kinetics Mutual Funds, Inc., to request additional information about Kinetics Mutual Funds, Inc. or to make shareholder inquires, please contact us.

By Telephone:                             By Internet:
(800) 930-3828                            http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

SEC:
You may review and obtain copies of Kinetics Mutual Funds, Inc. information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                                                     1940 Act File No. 811-09303



                                                                 Advisor Classes


                  May 1, 2003 Prospectus www.kineticsfunds.com


                                The Internet Fund

                        The Internet Emerging Growth Fund


                                The Paradigm Fund
                        (formerly the New Paradigm Fund)


                                The Medical Fund

                        The Small Cap Opportunities Fund

                  Each a series of Kinetics Mutual Funds, Inc.

                       [LOGO] Kinetics Mutual Funds, Inc.




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.



                                Table of Contents


OVERVIEW.......................................................................1
THE INTERNET FUND..............................................................3
THE INTERNET EMERGING GROWTH FUND..............................................7
THE PARADIGM FUND, (formerly the New Paradigm Fund)...........................12
THE MEDICAL FUND..............................................................17
THE SMALL CAP OPPORTUNITIES FUND..............................................26
Main Risks of Investing in each of the Funds..................................30
Management of the Funds and the Portfolios....................................33
Valuation of Fund Shares......................................................34
How to Purchase Shares........................................................35
How to Redeem Shares..........................................................36
Exchange Privilege............................................................38
Distributions and Taxes.......................................................38
Distribution of Shares........................................................39
Description of Advisor Classes................................................40
Unique Characteristics of Master/Feeder Fund Structure........................42
Counsel and Independent Accountants...........................................43
Financial Highlights..........................................................44



[LOGO] Kinetics Mutual Funds, Inc.

Prospectus
This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Investment Adviser
Kinetics Asset Management, Inc.






Minimum Initial Investment
$2,500







May 1, 2003




OVERVIEW


This combined Prospectus discusses each of the following series (each a "Fund" and collectively the "Funds" of Kinetics Mutual Funds, Inc. (the "Company")). Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Portfolio" and collectively the "Portfolios") of Kinetics Portfolios Trust (the "Trust"), a Delaware statutory trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio). Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see "Unique Characteristics of Master/Feeder Fund Structure."


The Internet Fund (the "Internet Fund") seeks to provide investors with long-term capital growth by investing in The Internet Portfolio (the "Internet Portfolio"). The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and a broad range of Internet-related activities.

The Internet Emerging Growth Fund (the "Emerging Growth Fund") seeks to provide investors with long-term capital growth by investing in The Internet Emerging Growth Portfolio (the "Emerging Growth Portfolio"). The Emerging Growth
Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign growth emerging companies engaged in business on the Internet and Internet-related activities.


The Paradigm Fund, formerly the New Paradigm Fund, (the "Paradigm Fund") seeks to provide investors with long-term capital growth by investing in The Paradigm Portfolio, formerly the New Paradigm Portfolio (the "Paradigm Portfolio"). The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued with high returns on equity, as well as, well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies' assets. The driver of appreciation for the classical value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock's worth by the market, an external factor.


The Medical Fund (the "Medical Fund") seeks to provide investors with long-term capital growth by investing all of its investable assets in The Medical Portfolio (the "Medical Portfolio"). The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development.

The Small Cap Opportunities Fund (the "Small Cap Fund") seeks to provide investors with long-term capital growth by investing all of its investable assets in The Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage, or companies with sound fundamentals that have experienced a short-term earnings shortfall.

The Statement of Additional Information contains more information about the Funds and the types of securities in which they may invest.


Who May Want to Invest

Each Fund may be appropriate for investors who:

o    wish to invest for the long term
o    want to diversify their portfolios
o want to allocate some portion of their long-term investments to growth equity investing
o    are willing to accept the volatility associated with equity investing


THE INTERNET FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective.


Principal Investment Strategies
The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of U.S. and foreign companies that provide products or services designed for the Internet or are otherwise engaged in Internet-related activities. The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the investment adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the investment adviser's opinion, they meet the Internet Portfolio's investment criteria. Such companies include, but are not limited to, the following:

o Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.
o Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.
o Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.
o Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.
o Internet Service Providers: Companies that provide users with access to the Internet.
o Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.
o Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.
o E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.
o Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.


Temporary Investments
To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Internet Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper
o    certificates of deposit, demand and time deposits and banker's acceptance
o    U.S. Government securities (i.e., U.S. Treasury obligations)
o    repurchase agreements

To the extent that the Internet Portfolio engages in a temporary, defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.


Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser including, the current investment adviser, to manage the Internet Fund's assets directly.


Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund and indirectly the Internet Portfolio are listed below and could adversely affect the net asset value, total return and the value of the Internet Fund, Internet Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio's assets.

o Foreign Securities Risks: The Internet Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Internet Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Internet Portfolio's shares and therefore, the Internet Fund's shares, more susceptible to certain risks than shares of a diversified mutual fund.

o Option Transaction Risks: The Internet Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.


Performance of the Internet Fund


The bar chart and table shown below illustrate the variability of the Internet Fund's returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund's performance from year to year (on a calendar year basis). The table shows how the Internet Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Internet Fund's past performance, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future. Note that because Advisor B and C shares of the Internet Fund have not yet commenced, there is no performance information for those classes in this part of the Prospectus. The performance below shows that of the Internet Fund's Advisor Class A shares.


 Calendar Year Returns as of 12/31

[CHART]


2002:   -24.28%


Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.



Best Quarter:                         Q4          2002          7.65%
Worst Quarter:                        Q3          2002        -14.33%

The total return for the Advisor Class A from January 1, 2003 to March 31, 2003 was 1.76%%.


The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.


Average Annual Total Returns as of 12/31/2002

--------------------------------------------- -------- -----------------------
                                                1 Year   Since Inception(1)
--------------------------------------------- -------- -----------------------

The Internet Fund (WWWFX) Advisor Class A
  Return before taxes                          -28.64%        -21.81%
  Return after taxes on distributions          -28.64%        -21.81%
  Return after taxes on distributions and
     sale of fund shares(2)                    -17.60%        -17.01%
S&P 500 Index(3)                               -22.10%        -16.71%
NASDAQ Composite Index(4)                      -31.26%        -22.40%

--------------------------------------------- -------- -----------------------

(1)  The Internet Fund's Class A Shares commenced operations on April 26, 2001.
(2) The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Internet Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The index does not include deductions for fees, expenses or taxes


Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)

---------------------------------------------------- ------- ------- -------
Shareholder Transaction Expenses(2)                  Advisor Advisor Advisor
(fees paid directly from your investment)            Class A Class B Class C
---------------------------------------------------- ------- ------- -------

Maximum Sales Charge (Load) Imposed on Purchases     5.75%   None    None
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)
 (as a percentage of offering price) (3)             None    5.00%   None
Maximum Sales Charge (Load) on Reinvested Dividends  None    None    None
Redemption Fee (as a percentage of amount
 redeemed, if applicable)                            None    None    None
Exchange Fee(4)                                      None    None    None
Maximum Account Fee(5)                               None    None    None
---------------------------------------------------- ------- ------- -------
Annual Operating Expenses                            Advisor Advisor Advisor
(expenses deducted from Fund assets)                 Class A Class B Class C
---------------------------------------------------- ------- ------- -------
Management Fees(6)                                   1.25%   1.25%   1.25%
Distribution (Rule 12b-1) Fees                       0.25%   0.75%   0.75%
Other Expenses                                       1.17%   1.17%   1.17%
---------------------------------------------------- ------- ------- -------
Total Annual Fund Operating Expenses                 2.67%   3.17%   3.17%

---------------------------------------------------- ------- ------- -------


(1) This fee table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Internet Fund and any other series of Kinetics Mutual Funds, Inc.

(3) The contingent deferred sales charge for Advisor class B shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor class B shares convert to Advisor class A shares, which do not bear a contingent deferred sales charge See "Description of Advisor Classes."
(4) The Internet Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(5)  IRA accounts are assessed a $12.50 annual fee.
(6) The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.

Example

This Example is intended to help you compare the cost of investing in Advisor classes A, B and C shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor classes A, B and C shares of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:

                            1 Year     3 Years     5 Years     10 Years

       Advisor Class A       $830       $1,357      $1,909      $3,405
       Advisor Class B       $820       $1,277      $1,859      $3,308
       Advisor Class C       $320        $977       $1,659      $3,476

If you did not redeem your Advisor Class B or C shares, you would pay the following expenses:

                             1 Year     3 Years     5 Years     10 Years
        Advisor Class B       $320        $977       $1,659      $3,308
        Advisor Class C       $320        $977       $1,659      $3,476


                   Advisor class descriptions are on page 40.



THE INTERNET EMERGING GROWTH FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Emerging Growth Fund is long-term growth of capital.


Principal Investment Strategies
The Emerging Growth Fund seeks to achieve its investment objective by investing all of its investable assets in the Emerging Growth Portfolio. Under normal circumstances, the Emerging Growth Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of small and medium capitalization U.S. and foreign emerging companies engaged in the Internet and Internet-related activities. The Emerging Growth Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Emerging Growth Portfolio securities will be selected by the investment adviser from emerging, small and medium-size companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Emerging Growth Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

o Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

o Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.

o Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

o Internet Service Providers: Companies that provide users with access to the Internet.

o Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

o Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

o E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

o Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Emerging Growth Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Emerging Growth Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptance

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent that the Emerging Growth Portfolio engages in a temporary, defensive strategy, the Emerging Growth Portfolio and therefore, the Emerging Growth Fund, may not achieve its investment objective.


Fund Structure
The Emerging Growth Portfolio has an investment objective identical to that of the Emerging Growth Fund. The Emerging Growth Fund may withdraw its investment from the Emerging Growth Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Emerging Growth Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Emerging Growth Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Emerging Growth Fund or retaining an investment adviser, including the current investment adviser, to manage the Emerging Growth Fund's assets directly.


Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Emerging Growth Fund and indirectly the Emerging Growth Portfolio are listed below and could adversely affect the net asset value, total return and value of the Emerging Growth Fund, Emerging Growth Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Emerging Growth Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Emerging Growth Portfolio's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o    Emerging,   Small  and  Medium-Size  Company  Risks:  The  Emerging  Growth
     Portfolio invests in the equity securities of emerging, small and medium-size companies. Small and medium-size companies generally have a market capitalization of less than $5 billion. Emerging companies are those with operating histories of less than three years. Investing in emerging, small and medium-size companies presents greater risks than investing in securities of larger, more established companies. These companies may be developing or marketing new products or services for which markets are not yet established and may never be established. They may also lack depth or experience of management and may have difficulty generating or obtaining funds necessary for growth and development of their business. Due to these and other factors, these companies may suffer significant losses.

o Foreign Securities Risks: The Emerging Growth Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Emerging Growth Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Emerging Growth Portfolio's shares and, therefore the Emerging Growth Fund's shares more susceptible to certain risks than shares of a diversified mutual fund.

o Option Transaction Risks: The Emerging Growth Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

Performance of the Emerging Growth Fund


The bar chart and table shown below illustrate the variability of the Emerging Growth Fund's returns. Both assume that all dividends and distributions are reinvested in the Funds. The bar chart indicates the risks of investing in the Emerging Growth Fund by showing the changes in the Emerging Growth Fund's performance from year to year (on a calendar year basis). The table shows how the Emerging Growth Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Emerging Growth Fund's past performance, before and after taxes, is not necessarily an indication of how the Emerging Growth Fund or the Emerging Growth Portfolio will perform in the future. Note that because Advisor classes A, B and C shares of the Emerging Growth Fund have not commenced operations, there is no performance information for those classes in this part of the Prospectus. The performance below shows that of the Emerging Growth Fund's No Load class. The No Load class is not offered in this prospectus. Class A, B, and C shares would have substantially similar returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the classes do not have the same expenses.


 Calendar Year Returns as of 12/31

[CHART]

2000:   -63.10%
2001:    16.53%
2002:   -24.65%

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:      Q4   2001    16.22%
Worst Quarter:     Q4   2000   -38.09%


The total return for the No Load shares from January 1, 2003 to March 31, 2003 was -1.54%.


The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.


Average Annual Total Returns as of 12/31/2002
------------------------------------------------- ------- -------- -------------
                                                                      Since
                                                   1 Year  3 Years Inception(1)
------------------------------------------------- ------- -------- -------------
The Internet Emerging Growth Fund (WWWEX) No Load
     Return before taxes                          -24.65%  -31.32%   -31.27%
     Return after taxes on distributions          -24.65%  -31.32%   -31.27%
     Return after taxes on distributions
     and sale of fund shares(2)                   -15.14%  -22.85%   -22.83%
S&P 500 Index(3)                                  -22.10%  -14.54%   -14.43%
NASDAQ Composite Index(4)                         -31.26%  -30.80%   -30.59%

(1) The Emerging Growth Fund's No Load class commenced operations on December 31, 1999 and converted into a feeder fund of the Emerging Growth Portfolio on April 28, 2000. Advisor classes A, B and C Shares had not commenced operations prior to December 31, 2002. The returns for the two indexes in this column have been calculated since the inception date of the Emerging Growth Fund's No Load class.
(2) The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Emerging Growth Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The index does not include deductions for fees, expenses or taxes


Fees and Expenses of the Emerging Growth Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Emerging Growth Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)
--------------------------------------------------- -------- --------- ---------


Shareholder Transaction Expenses(2)                  Advisor  Advisor  Advisor
(fees paid directly from your investment)            Class A  Class B  Class C
--------------------------------------------------- -------- --------- ---------

Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)                  5.75%    None    None
Maximum Deferred Sales Charge (Load)
 (as a percentage of offering price)(3)               None     5.00%   None
Maximum Sales Charge (Load) on Reinvested Dividends   None     None    None
Redemption Fee (as a percentage of amount
 redeemed, if applicable)                             None     None    None
Exchange Fee(4)                                       None     None    None
Maximum Account Fee(5)                                None     None    None
--------------------------------------------------- -------- --------- ---------
Annual Operating Expenses                            Advisor  Advisor  Advisor
(expenses deducted from Fund assets)                 Class A  Class B  Class C
--------------------------------------------------- -------- --------- ---------
Management Fees(6)                                   1.25%    1.25%    1.25%
Distribution (Rule 12b-1) Fees                       0.25%    0.75%    0.75%
Other Expenses                                       2.53%    2.53%    2.53%
--------------------------------------------------- -------- --------- ---------
Total Annual Fund Operating Expenses(7)              4.03%    4.53%    4.53%

--------------------------------------------------- -------- -------- ---------


(1) This fee table and the example below reflect the aggregate expenses of the Emerging Growth Fund and Emerging Growth Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Emerging Growth Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The contingent deferred sales charge for Advisor class B Shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor class B shares convert to Advisor class A shares, which do not bear a contingent deferred sales charge. "See Description of Advisor Classes."
(4) The Emerging Growth Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(5)  IRA accounts are assessed a $12.50 annual fee.
(6) The management fees paid by the Emerging Growth Fund reflect the proportionate share of fees allocated to the Emerging Growth Fund from the Emerging Growth Portfolio for investment advisory services. ,The investment advisor to the Emerging Growth Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Operating Expenses do not exceed the following caps: 2.99%, 3.49%, and 3.49% for Class A, B and C, respectively. These waivers and reimbursements may be discontinued at any time. Without the expense waiver and reimbursement, the annual operating expenses would have been 4.03%, 4.53% and 4.53% for Class A, B and C, respectively


Example

This Example is intended to help you compare the cost of investing in Advisor classes A, B and C shares of the Emerging Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor classes A, B and C shares of the Emerging Growth Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Emerging Growth Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Emerging Growth Fund would be:

                             1 Year     3 Years     5 Years     10 Years

        Advisor Class A       $957       $1,731      $2,521      $4,563
        Advisor Class B       $954       $1,669      $2,492      $4,491
        Advisor Class C       $454       $1,369      $2,292      $4,638

If you did not redeem your Advisor Class B or C shares, you would pay the following expenses:

                             1 Year     3 Years     5 Years     10 Years
        Advisor Class B       $454       $1,369      $2,292      $4,491
        Advisor Class C       $454       $1,369      $2,292      $4,638


                   Advisor class descriptions are on page 40.




THE PARADIGM FUND, (formerly the New Paradigm Fund)

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective

The investment objective of the Paradigm Fund is long-term growth of capital.



Principal Investment Strategies

The Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the Paradigm Portfolio. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign companies. The Paradigm Portfolio will invest in companies that the investment adviser believes are undervalued with high returns on equity and will reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies' assets. The driver of appreciation for the classical value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock's worth by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

Paradigm Portfolio securities will be selected by the investment adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the investment adviser's opinion, these companies meet the Paradigm Portfolio's investment criteria. Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:


o Retailers: Companies that sell retail products and services via traditional stores, catalogues, telemarketing, and web-site means.

o Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

o Financial Services: Companies that engage in financial service transactions such as banking, credit cards, investment services, etc.

o Real Estate Development: Companies that provide commercial real estate property and services.

o Business Services: Companies that provide business-to-business products and services.

o Travel & Leisure: Companies that provide transportation and recreational services.

The investment adviser selects portfolio securities by evaluating a company's positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.


Temporary Investments

To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Paradigm Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:


o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptance

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements


To the extent that the Paradigm Portfolio engages in a temporary, defensive strategy, the Paradigm Portfolio and therefore, the Paradigm Fund, may not achieve its investment objective.



Fund Structure

The New Paradigm Fund has changed its name to the Paradigm Fund. The Paradigm Portfolio, formerly the New Paradigm Portfolio, has an investment objective identical to that of the Paradigm Fund, formerly the New Paradigm Fund. The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser including, the current investment adviser, to manage the Paradigm Fund's assets directly.



Principal Risks of Investment

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund and indirectly the Paradigm Portfolio are listed below and could adversely affect the net asset value, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio's investment objective.


o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.


o Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio's assets.

o Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Paradigm Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Paradigm Portfolio's shares and, therefore the Paradigm Fund's shares, more susceptible to certain risks than shares of a diversified mutual fund.

o Option Transaction Risks: The Paradigm Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.


Performance of the Paradigm Fund, (formerly the New Paradigm Fund)

The bar chart and table shown below illustrate the variability of the Paradigm Fund's returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund's performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Paradigm Fund's past performance, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future. Note that because Advisor class B shares of the Paradigm Fund have not commenced operations, there is no performance information for Advisor Class B shares in this part of the Prospectus. Advisor Class C did not commence operation until June 28, 2002. Performance is not reflected because the class did not have a full calendar year of performance. The bar chart shows how the performance of Advisor Class A shares has varied from year to year. The returns for Advisor Class C shares were different than the figures shown because each class of shares has different expenses.


 Calendar Year Returns as of 12/31

[CHART]

2002:   -4.82%


Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.


Best Quarter:    Q4      2002          3.81%
Worst Quarter:   Q3      2002         -8.83%

The total return for the Advisor Class A from January 1, 2003 to March 31, 2003 was 0.10%.


The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.


Average Annual Total Returns as of 12/31/2002
------------------------------------------ ------------- ----------------------
                                              1 Year      Since Inception(1)
------------------------------------------ ------------- ----------------------
The Paradigm Fund (WWNPX) Advisor Class A
     Return before taxes                    -10.33%          -5.41%
     Return after taxes on distributions    -10.33%          -5.41%
     Return after taxes on distributions
        and sale of fund shares(2)           -6.39%          -4.03%
S&P 500 Index(3)                            -22.10%         -16.71%
NASDAQ Composite Index(4)                   -31.26%         -22.40%

------------------------------------------ ------------- ----------------------

(1) The Paradigm Fund's, formerly the New Paradigm Fund, Advisor class A commenced operations on April 26, 2001 and Advisor Class C commenced operations on June 28, 2002. Advisor Class B Shares had not commenced operations prior to December 31, 2002. The returns for the two indexes in this column have been calculated since the inception date of the Paradigm Fund's Advisor Class A.
(2) The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the other return figures because, when capital loss occurs on redemption of fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Paradigm Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The index does not include deductions for fees, expenses or taxes


Fees and Expenses of the Paradigm Fund, (formerly the New Paradigm Fund)

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Fund. These fees and expenses are described in the table below and are further explained in the example that follows.



Fee Table(1)

---------------------------------------------------- -------- -------- ---------
Shareholder Transaction Expenses(2)                  Advisor  Advisor  Advisor
(fees paid directly from your investment)            Class A  Class B  Class C
---------------------------------------------------- -------- -------- ---------

Maximum Sales Charge (Load) Imposed on Purchases     5.75%    None     None
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)
 (as a percentage of offering price)(3)              None     5.00%    None
Maximum Sales Charge (Load) on Reinvested Dividends  None     None     None
Redemption Fee (as a percentage of
 amount redeemed, if applicable)                     None     None     None
Exchange Fee(4)                                      None     None     None
Maximum Account Fee(5)                               None     None     None
---------------------------------------------------- -------- -------- ---------
Annual Operating Expenses                            Advisor  Advisor  Advisor
(expenses deducted from Fund assets)                 Class A  Class B  Class C
---------------------------------------------------- -------- -------- ---------
Management Fees(6)                                      1.25%    1.25%    1.25%
Distribution (Rule 12b-1) Fees                          0.25%    0.75%    0.75%
Other Expenses                                          1.72%    1.72%    1.72%
---------------------------------------------------- -------- -------- ---------
Total Annual Fund Operating Expenses(7)                 3.22%    3.72%    3.72%

---------------------------------------------------- -------- -------- ---------


(1) This fee table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Paradigm Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The contingent deferred sales charge for Advisor class B Shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor class B shares convert to Advisor Class A shares, which do not bear a contingent deferred sales charge. See "Description of Advisor classes."
(4) The Paradigm Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(5)  IRA accounts are assessed a $12.50 annual fee.
(6) The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio for investment advisory services. (7) The investment advisor to the Paradigm Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Operating Expenses do not exceed the following caps:
     2.99%, 3.49%, and 3.49% for Class A, B and C, respectively. These waivers and reimbursements may be discontinued at any time. Without the expense waiver and reimbursement, the annual operating expenses would have been 3.22%, 3.72% and 3.72% for Class A, B and C, respectively.


Example


This Example is intended to help you compare the cost of investing in Advisor classes A, B and C shares of the Paradigm Fund, formerly the New Paradigm Fund, with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor classes A, B and C shares the Paradigm Fund, formerly the New Paradigm Fund, for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Paradigm Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:


                             1 Year     3 Years     5 Years     10 Years

        Advisor Class A       $881       $1,510      $2,161      $3,894
        Advisor Class B       $874       $1,438      $2,120      $3,808
        Advisor Class C       $374       $1,138      $1,920      $3,967

If you did not redeem your Advisor Class B or C shares, you would pay the following expenses:

                             1 Year     3 Years     5 Years     10 Years
        Advisor Class B       $374       $1,138      $1,920      $3,808
        Advisor Class C       $374       $1,138      $1,920      $3,967


                   Advisor class descriptions are on page 40.



THE MEDICAL FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies
The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio's investment adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Medical Portfolio's investment criteria. Such companies include, but are not limited to the following:

o Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

o Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

o Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

o Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The investment adviser selects portfolio securities by evaluating a company's positioning and resources that it currently expends on research and development looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company spends on research and development because the investment adviser believes that such expenditures frequently have significant bearing on future growth.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Medical Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptances

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent that the Medical Portfolio engages in a temporary, defensive strategy, the Medical Portfolio and, therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser including, the current investment adviser, to manage the Medical Fund's assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund and, indirectly, the Medical Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Medical Fund, the Medical Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The stocks selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react to industry-specific market or economic developments.

o Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in the medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

o Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio's assets.

o Foreign Securities Risks: The Medical Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Medical Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Medical Portfolio's shares, and, therefore, the Medical Fund's shares, more susceptible to certain risks than shares of a more diversified mutual fund.

o Option Transaction Risks: The Medical Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

Performance of the Medical Fund


The bar chart and table shown below illustrate the variability of the Medical Fund's returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund's performance from year to year (on a calendar year basis). The table shows how the Medical Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Medical Fund's past performance, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. Note that because Advisor classes B and C shares of the Medical Fund have not commenced operations, there is no performance information for those classes in this part of the Prospectus. The performance below shows that of the Medical Fund's Advisor class A.



 Calendar Year Returns as of 12/31

[CHART]

2002:   -29.56%




Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.


Best Quarter:         Q4          2002          6.43%
Worst Quarter:        Q2          2002        -19.71%

The total return for the Advisor Class A from January 1, 2003 to March 31, 2003 was 0.95%


The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.


Average Annual Total Returns as of 12/31/2002
----------------------------------------------- ------- ----------------------
                                                 1 Year  Since Inception(1)
----------------------------------------------- ------- ----------------------
The Medical Fund (MEDRX) Advisor Class A
     Return before taxes                        -33.61%        -22.44%
     Return after taxes on distributions        -33.72%        -22.22%
     Return after taxes on distributions
     and sale of fund shares(2)                 -20.60%        -17.39%
S&P 500 Index(3)                                -22.10%        -16.71%
NASDAQ Composite Index(4)                       -31.26%        -22.40%

----------------------------------------------- ------- ----------------------

(1) The Medical Fund's AdvisorClass A commenced operations on April 26, 2001. Advisor classes B and C Shares had not commenced operations prior to December 31, 2002. The returns for the two indexes in this column have been calculated since the Medical Fund's inception date.
(2) The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the other return figures because, when capital loss occurs on redemption of fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Medical Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The index does not include deductions for fees, expenses or taxes



Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)

----------------------------------------------------- -------- ------- ---------
Shareholder Transaction Expenses(2)                   Advisor  Advisor Advisor
(fees paid directly from your investment)             Class A  Class B Class C
----------------------------------------------------- -------- ------- ---------

Maximum Sales Charge (Load) Imposed on Purchases      5.75%    None    None
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)
 (as a percentage of offering price) (3)              None     5.00%   None
Maximum Sales Charge (Load) on Reinvested Dividends   None     None    None
Redemption Fee (as a percentage of
 amount redeemed, if applicable)                      None     None    None
Exchange Fee(4)                                       None     None    None
Maximum Account Fee(5)                                None     None    None
----------------------------------------------------- -------- ------- ---------
Annual Operating Expenses                             Advisor  Advisor Advisor
(expenses deducted from Fund assets)                  Class A  Class B Class C
----------------------------------------------------- -------- ------- ---------
Management Fees(6)                                    1.25%    1.25%   1.25%
Distribution (Rule 12b-1) Fees                        0.25%    0.75%   0.75%
Other Expenses                                        1.30     1.30%   1.30%
----------------------------------------------------- -------- ------- ---------
Total Annual Fund Operating Expenses                  2.80%    3.30%   3.30%

----------------------------------------------------- -------- ------- ---------


(1) This fee table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Medical Fund and any other series of Kinetics Mutual Funds, Inc.

(3) The contingent deferred sales charge for Advisor class B Shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor class B shares convert to Advisor class A shares, which do not bear a contingent deferred sales charge. See "Description of Advisor Classes".
(4) The Medical Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(5)  IRA accounts are assessed a $12.50 annual fee.
(6) The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.


Example

This Example is intended to help you compare the cost of investing in Advisor classes A, B and C shares of the Medical Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor classes A, B and C shares of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:



                             1 Year     3 Years     5 Years     10 Years

        Advisor Class A       $842       $1,393      $1,969      $3,523
        Advisor Class B       $833       $1,315      $1,922      $3,429
        Advisor Class C       $333       $1,015      $1,722      $3,595

If you did not redeem your Advisor Class B or C shares, you would pay the following expenses:

                             1 Year     3 Years     5 Years     10 Years
        Advisor Class B       $333       $1,015      $1,722      $3,429
        Advisor Class C       $333       $1,015      $1,722      $3,595


                   Advisor class descriptions are on page 40.





THE SMALL CAP OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio's investment adviser considers small cap companies to be those that have a market capitalization of less than $2 billion. The investment adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the investment adviser's opinion, the companies meet the Small Cap Portfolio's investment criteria. Such companies include, but are not limited to the following:

o Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

o Financial Services: Companies that engage in financial service transactions such as banking, credit cards, investment services, etc.

o Retailers: Companies that sell retail products and services via traditional stores, catalogues, telemarketing, and web-site means.

o    Manufacturing  and  Consumer  Products:   Companies  that  manufacture  and
     distribute products to retail outlets.

The investment adviser considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company spends on research and development.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Small Cap Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptances

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent that the Small Cap Portfolio engages in a temporary, defensive strategy, the Small Cap Portfolio and, therefore, the Small Cap Fund, may not achieve its investment objective.

Active Trading
Due to its investment strategy, the Small Cap Portfolio may buy and sell securities frequently. In some instances this may result in higher transaction costs and additional capital gains tax liabilities, and may lower the Small Cap Portfolio performance.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser including, the current investment adviser, to manage the Small Cap Fund's assets directly.

Principal Risks of Investment Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund and, indirectly, the Small Cap Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.


o Small Company Risks: The Small Cap Portfolio may invest in the stocks of small-sized companies. Small-sized companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio's assets.


o Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Small Cap Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Small Cap Portfolio's shares, and therefore, the Small Cap Fund's shares, more susceptible to certain risks than shares of a more diversified mutual fund.

o Option Transaction Risks: The Small Cap Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.


Performance of the Small Cap Fund


The bar chart and table shown below illustrate the variability of the Small Cap Fund's returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund's performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Small Cap Fund's past performance, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. Note that because Advisor classes B and C shares of the Small Cap Fund have not commenced operations, there is no performance information for those classes in this part of the Prospectus. The performance below shows that of the Small Cap Fund's Advisor class A.


Calendar Year Returns as of 12/31

[CHART]

2002:   -30.35%

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.


Best Quarter:         Q1          2002          0.62%
Worst Quarter:        Q3          2002        -21.60%

The total return for the Advisor Class A from January 1, 2003 to March 31, 2003 was 7.88%


The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.


Average Annual Total Returns as of 12/31/2002
---------------------------------------------- ------- -------------------
                                                1 Year  Since Inception(1)
---------------------------------------------- ------- -------------------
The Small Cap Opportunities Fund
(KSCOX) Advisor Class A
     Return before taxes                       -34.33%        -34.71%
     Return after taxes on distributions       -34.51%        -30.27%
     Return after taxes on distributions
        and sale of fund shares(2)             -21.08%        -24.16%
S&P 500 Index(3)                               -22.10%        -22.91%
NASDAQ Composite Index(4)                      -31.26%        -32.46%

---------------------------------------------- ------- -------------------

(1) The Small Cap Opportunities Fund's Advisor Class A commenced operations on December 31, 2001. Advisor classes B and C had not commenced operations prior to December 31, 2002. The returns for the two indexes in this column have been calculated since the inception date of Advisor Class A.
(2) The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the other return figures because, when capital loss occurs on redemption of fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Small Cap Opportunities Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The index does not include deductions for fees, expenses or taxes


Fees and Expenses of the Small Cap Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)

----------------------------------------------------- ------- ------- ---------
Shareholder Transaction Expenses(2)                   Advisor Advisor Advisor
(fees paid directly from your investment)             Class A Class B Class C
----------------------------------------------------- ------- ------- ---------

Maximum Sales Charge (Load) Imposed on Purchases       5.75%   None    None
 (as a percentage of offering price)
Maximum Deferred Sales Charge (Load)
 (as a percentage of offering price) (3)               None    5.00%   None
Maximum Sales Charge (Load) on Reinvested Dividends    None    None    None
Redemption Fee (as a percentage of
 amount redeemed, if applicable)                       None    None    None
Exchange Fee(4)                                        None    None    None
Maximum Account Fee(5)                                 None    None    None
----------------------------------------------------- ------- ------- ---------
Annual Operating Expenses                             Advisor Advisor Advisor
(expenses deducted from Fund assets)                  Class A Class B Class C
----------------------------------------------------- ------- ------- ---------
Management Fees(6)                                     1.25%   1.25%   1.25%
Distribution (Rule 12b-1) Fees                         0.25%   0.75%   0.75%
Other Expenses                                         1.70%   1.70%   1.70%
----------------------------------------------------- ------- ------- ---------
Total Annual Fund Operating Expenses(7)                3.20%   3.70%   3.70%

----------------------------------------------------- ------- ------- ---------


(1) This fee table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio. Advisor classes B and C had not commenced operations prior to December 31, 2002.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Small Cap Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The contingent deferred sales charge for Advisor class B Shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor class B shares convert to Advisor class A shares, which do not bear a contingent deferred sales charge. See "Description of Advisor classes."
(4) The Small Cap Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $12.50 annual fee.
(6) The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.
(7) The investment advisor to the Small Cap Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Operating Expenses do not exceed the following caps: 2.99%, 3.49%, and 3.49% for Class A, B and C, respectively. These waivers and reimbursements may be discontinued at any time. Without the expense waiver and reimbursement, the annual operating expenses would have been 3.20%, 3.70% and 3.70% for Class A, B and C, respectively.




Example

This Example is intended to help you compare the cost of investing in Advisor classes A, B and C shares of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor classes A, B and C shares of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

                             1 Year     3 Years     5 Years     10 Years

        Advisor Class A       $879       $1,504      $2,152      $3,877
        Advisor Class B       $872       $1,432      $2,111      $3,790
        Advisor Class C       $372       $1,132      $1,911      $3,950

If you did not redeem your Advisor Class B or C shares, you would pay the following expenses:

                             1 Year     3 Years     5 Years     10 Years
        Advisor Class B       $372       $1,132      $1,911      $3,790
        Advisor Class C       $372       $1,132      $1,911      $3,950


                   Advisor class descriptions are on page 40.



Main Risks of Investing in each of the Funds
The principal risks of investing in each Fund are described previously in this Prospectus. The following list provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.


Investing in Mutual Funds--All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund's investment in a Portfolio. The following describes the primary risks to each
Fund that invests in its corresponding Portfolio due to each Portfolio's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.


Market Risk--All Funds
The net asset value of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio's shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.


Internet Industry Specific Risks--The Internet Fund and the Emerging Growth Fund The value of each Portfolio's shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of a Portfolio's shares and your investment in the corresponding Fund.


Medical Research Industry-Specific Risks--The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.


Securities Lending--All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio forced to sell such collateral in this manner would suffer a loss.


Non-Diversification--All Funds
Each Portfolio is classified as "non-diversified" under federal securities laws which means that one-half of each Portfolio's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of a Portfolio's total assets. As a result of their non-diversified status, a Portfolio's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.


Investment in Small and Medium-Size Companies--All Funds
Each Portfolio may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.


Foreign Securities--All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments. However, foreign securities may be substantially riskier than U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and U.S. companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing--All Funds
Each Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the Fund.

Derivatives Risk--All Funds

Each Portfolio may invest in derivatives such as options and futures. The successful use of the investment practices described above depends on the portfolio manager's ability to forecast stock price movements and/or currency exchange rate movements correctly. Should stock prices or exchange rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continuefor an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.


A Portfolio's ability to dispose of its positions in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell currencies or portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively. In addition, a Portfolio's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.


Management of the Funds and the Portfolios
Investment Adviser

Each Portfolio's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605. Founded in 1996, Kinetics provides investment advisory services to a family of six mutual funds with discretionary management authority over approximately $384 million in assets at December 31, 2002. The investment adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio's assets. The investment adviser receives an annual fee from each Portfolio for its services of 1.25% (or 0.50% in the case of the Kinetics Government Money Market Portfolio) of each Portfolio's average daily net assets. The investment adviser has entered into a Research Agreement with Horizon Asset Management, Inc. ("Horizon Asset Management"), a New York based investment management and research firm, for which it is responsible for the payment of all fees owing to Horizon.


The investment adviser relies on an investment committee for performing its research duties for the portfolios.


Members of the Investment Committee
Peter B. Doyle is the Chairman of the Board and President of the Company. He is also the Chief Investment Strategist for all of the Portfolios. He is primarily responsible for the day-to-day management of each of the Portfolios' assets and securities. In early 1996, Mr. Doyle co-founded Kinetics, the investment adviser to the Portfolios. Previously, Mr. Doyle co-founded and has been a Managing Director of Horizon Asset Management. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups. Mr. Doyle holds a Bachelor of Science in Economics from St. John's University and a Masters of Business Administration from Fordham University.

Bruce P. Abel has been a member of the Investment Committee since 1999. Mr. Abel's primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment. Prior to joining Kinetics in 1999, Mr. Abel was employed with Brookhaven National Laboratory since 1989 where he worked researching, developing and implementing technical and scientific programs and systems in the areas of nuclear physics, computer programming, and industrial design. During that time, Mr. Abel was also a freelance writer for Academic Science News and Review, researching, reporting, and providing scholarly analysis and insight on a myriad of issues and developments in the fields of science and technology. Mr. Abel has over ten years experience in the fields of science, chemistry, physics, and engineering. Mr. Abel holds a Masters Degree in Mechanical Engineering with an emphasis on Nuclear Engineering, and has also studied extensively in the areas of Applied Mathematics, Hydrodynamics, Aerodynamics, and Physics.

Tina Larsson joined Kinetics in 1999. From 1996 to 1999, Ms. Larsson was an analyst at Horizon Asset Management for the Spin-Off Report, a research service that focuses on spin-offs, and for developing institutional market research. Ms. Larsson holds a Bachelors of Science in Finance and a Masters of Business Administration from Pace University.

Steven Tuen, CFA, joined Kinetics in 1999. Mr. Tuen's primary duties include research and analysis of equity securities for investment. From 1996 to 1999, Mr. Tuen was an analyst and the Director of Research of the IPO Value Monitor, a research service that focuses on initial public offerings. From 1989 to 1996, Mr. Tuen was an analyst at Bankers Trust Company where he became a portfolio manager in the Private Banking Group. Mr. Tuen holds a Bachelor of Science in Business Administration from the City University of New York and is a Chartered Financial Analyst.

Murray Stahl is the Director of Research of Kinetics. Mr. Stahl has been Chairman and a co-founder of Horizon Asset Management since 1994. Immediately prior to that, he was with Bankers Trust Company for 16 years as a portfolio manager and research analyst, and managed approximately $600 million of individual, trust and institutional client assets. As the senior fund manager, he directed the investments of three of the bank's Common Trust Funds, the Special Opportunity, Utility, and Tangible Assets Funds. Mr. Stahl also served as a member of the Equity Strategy Group as well as the Investment Strategy Group, which established asset allocation development. Mr. Stahl holds a Bachelor of Arts in Economics and a Masters of Arts in History from the City University of New York and a Masters of Business Administration from Pace University.


Valuation of Fund Shares

Shares of each Fund are sold at net asset value per share ("NAV") plus any applicable sales charge (See "Description of Advisor Classes"). The NAV is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of a Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of each Fund, including management, administration, distribution and shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated in an identical manner as that of each corresponding Fund.


Each Portfolio's securities are valued each day at the last quoted market price on the securities' principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio's shares.



Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund and each corresponding Portfolio, the investment adviser values foreign securities held by the corresponding Portfolio at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of a Portfolio's securities, these securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees.


How to Purchase Shares

In General
Shares of each Fund are sold at NAV, subject to the applicable sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500. The minimum subsequent investment for both types of accounts is $100. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so. A service fee of $25.00 will be deducted from a shareholder's Fund account for any purchases that do not clear due to insufficient funds.


Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of a Fund's shares.


Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. Any Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.


Purchase By Mail
To purchase a Fund's shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to [NAME OF FUND] c/o Kinetics Mutual Funds, Inc., to:

Regular Mail                             Overnight or Express Mail
Kinetics Mutual Funds, Inc.              Kinetics Mutual Funds, Inc.
[NAME OF FUND]                           [NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC      c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                             615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                 Milwaukee, WI 53202


Purchase By Wire
Before wiring any funds please call (800) 930-3828 to notify the Fund in which you are investing that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. No Fund is responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follows:

                  Wire to:            U.S. Bank, N.A.
                  ABA Number:         0420-00013
                  Credit:             U.S. Bancorp Fund Services, LLC
                  Account:            112-952-137
                  Further Credit:     Kinetics Mutual Funds, Inc.
                                       [NAME OF FUND]
                                       (Shareholder Name/Account Registration)
                                       (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.


Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify each Fund in which you are invested at (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number. All subsequent purchases are subject to the applicable sales charges.


Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered individual retirement account. Each Fund offers Traditional IRA, Roth IRA, and Education Savings Accounts. For additional information on IRA options, please call (800) 930-3828.


Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds' distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.


How to Redeem Shares

In General
You may redeem part or all of each Fund's shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day. Keep in mind that Advisor classes B and C shares may be subject to a contingent deferred sales charge.

Each Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Please note, however, that when a purchase order has been made by check, or ACH purchase, a Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. No Fund will be responsible for interest lost on redemption amounts due to lost or misdirected mail.


Written Redemption

You can execute most redemptions by furnishing an unconditional written request to each Fund in which you are invested to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail                               Overnight or Express Mail
Kinetics Mutual Funds, Inc.                Kinetics Mutual Funds, Inc.
[NAME OF FUND]                             [NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC        c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

Requests for redemption in "good order" must:

o    indicate the name of the Fund,

o be signed exactly as the shares are registered, including the signature of each owner,

o    specify the number of shares or dollar amount to be redeemed,

o    indicate your account registration number, and

o    include your social security number or tax identification number.


Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

o    that you correctly state your Fund account number
o    the name in which your account is registered
o the social security or tax identification number under which the account is registered
o    the address of the account holder, as stated in the New Account Application
     Form

Wire Redemption

Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.


Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. The Systematic Withdrawal Plan is not recommended for Advisor classes B and C shares.


The Funds' Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of a Fund or unless the shareholder is an active participant in the AIP. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder's account.


IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.


Householding
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-800-930-3828 to request individual copies of these documents. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.


In compliance with the USA PATRIOT Act of 2001, please note that the Fund's transfer agent may verify certain information on your account application as part of the Fund's anti-money laundering compliance program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. mailing addresses containing a P.O. box will not be accepted. Please contact the fund's transfer agent 1-800-930-3828 if you need additional assistance when completing your application.



Exchange Privilege


You can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., Advisor class A shares for Advisor class A shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day's closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day. Exchanges of Advisor classes B or C Shares to another Fund's B or C Advisor classes will not affect the CDSC timeline (See "Description of Advisor Classes"). In all cases, shareholders will be required to pay a sales charge only once.

Call 1-800-930-3828 to learn more about the other mutual funds offered by the Company and about exercising your exchange privilege.



Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the Fund in which shareholders are already invested, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.


Taxes
Each Fund intends to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund intends to distribute substantially all of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), so that the Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as though paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by a Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

An exchange is not a tax-free transaction. An exchange of shares pursuant to a Fund's exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes. You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short0term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold a percentage of any dividend and redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. The withholding rate is 30% for 2003 and 29% for 2004.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.


Distribution of Shares

Rule 12b-1 Plans
Each Fund has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows each Fund to pay distribution fees for the sale and distribution of its shares. One Plan is for Advisor class A shares, while the other Plan is for Advisor classes B and C shares. Under the first Plan, Advisor class A shares may pay as compensation up to an annual rate of 0.25% of the average daily net asset value of shares to the distributor or other qualified recipient under the Plan. Under the second Plan, Advisor classes B and C shares pay an annual rate of 0.75% of the average daily net asset value of shares to the distributor. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributor
Kinetics Funds Distributor, Inc., an affiliate of Kinetics, 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605 is the distributor for the shares of the Funds. Kinetics Funds Distributor, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.


Shareholder Servicing Agent
Kinetics is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Funds. For this service, Kinetics receives an annual shareholder-servicing fee from each class equal to 0.25% of each Fund's average daily net assets.


Fund Administrator

U.S. Bancorp Fund Services, LLC ("USBFS") serves as Administrator to each Fund and Portfolio. USBFS previously provided certain sub-administrative services to each Fund. In August, 2002, USBFS replaced Kinetics as Administrator.



Custodian,  Transfer Agent,  Dividend  Disbursing Agent and Fund Accountant
U.S. Bank, N.A. serves as Custodian for each Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS also acts as each Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.


Description of Advisor Classes

This Prospectus offers three Classes of shares for Kinetics Mutual Funds, Inc. - Advisor classes A, B and C shares. Please note that the only Advisor classes of Kinetics Mutual Funds currently available to shareholders is as follows:

----------------------------------- -----------------------------
Fund Name                           Class
----------------------------------- -----------------------------
The Internet Fund                   Advisor Class A Shares
----------------------------------- -----------------------------
The Medical Fund                    Advisor Class A Shares
----------------------------------- -----------------------------

The  Paradigm  Fund, (formerly the  Advisor Class A  & C Shares
New Paradigm  Fund)

----------------------------------- -----------------------------
The Small Cap Opportunities Fund    Advisor Class A Shares
----------------------------------- -----------------------------

Advisor Class A Shares
Advisor class A shares are retail shares that may be purchased by individuals or IRAs. With Advisor class A shares, you will pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Advisor class A shares may impose a Rule 12b-1 fee of up to 0.25% of average daily net assets which is assessed against the shares of each Fund.

If you purchase Advisor class A shares of a Fund you will pay the net asset value next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. The sales charge is calculated as follows:

---------------------- -------------------- ------------- ----------------------
                                            Sales Charge   Dealers Reallowance
                        Sales Charge as a   as a % of Net     as a % of
Amount of Transaction  % Of Offering Price   Asset Value    Offering Price
---------------------- -------------------- ------------- ----------------------
Less than $50,000             5.75%             6.10%           5.25%
---------------------- -------------------- ------------- ----------------------
$50,000 to $99,999            4.75%             4.99%           4.25%
---------------------- -------------------- ------------- ----------------------
$100,000 to $249,999          3.75%             3.90%           3.25%
---------------------- -------------------- ------------- ----------------------
$250,000 to $499,999          2.75%             2.83%           2.25%
---------------------- -------------------- ------------- ----------------------
$500,000 to $999,999          2.25%             2.30%           1.75%
---------------------- -------------------- ------------- ----------------------
$1,000,000 and above          0.75%             0.76%           0.65%
---------------------- -------------------- ------------- ----------------------

Waivers - Advisor Class A Shares
Employees of brokers and agents that have selling agreements with the distributor will not have to pay a sales charge on Advisor class A shares. Reducing Your Sales Charge - Advisor Class A Shares You can reduce the sales charge on purchases of Advisor class A shares by:

|X| purchasing larger quantities of shares or putting a number of purchases together to obtain the quantity discounts indicated above;

|X| signing a letter of intent that you intend to purchase more than $100,000 worth of shares over the next 13 months; |X| using the reinvestment privilege which allows you to redeem shares and then immediately reinvest them without a sales charge within 60 days; and

|X| combining concurrent purchases of Advisor class A shares from different Funds. Please note that certain broker-dealers may reduce or waive sales charges under certain circumstances for certain groups. Consult your broker-dealer.

Advisor Class B Shares

Advisor class B shares are retail shares and may be purchased by individuals or IRAs. With Advisor class B shares, a contingent deferred sales charge may be imposed if you redeem your shares within a certain time period. If you redeem your Advisor class B shares within six full years of the date you purchased, a contingent deferred sales charge (CDSC) may be charged by the Funds' distributor. Advisor class B shares impose a Rule 12b-1 fee of 0.75% of each Fund's average daily net assets. Advisor class B shares convert to Advisor class A shares in the eighth year.


If you purchase Advisor class B shares of any of the Funds, you will pay the net asset value next determined after your order is received. There is no initial sales charge on this class at the time you purchase your shares. However, there is a contingent deferred sales charge on Advisor class B shares if you redeem shares within six years as shown below. Any applicable CDSC will be imposed on the lesser of the current price or original purchase price in the amount indicated by the table below:

------------------------------ -------------------------------
     Year of Redemption             Contingent Deferred
       After Purchase                   Sales Charge
------------------------------ -------------------------------

          1 or less                         5.0%
            1 - 2                           4.0%
            2 - 3                           3.0%
            3 - 4                           3.0%
            4 - 5                           2.0%
            5 - 6                           1.0%

         More than 6                        None
------------------------------ -------------------------------

In computing the amount of CDSC you could be charged, redemptions are deemed to have occurred in the following order:

1. shares of the Fund you purchased by reinvesting your dividends and long-term capital gains
2. shares of a Fund you held for more than six full years from the date of purchase
3. shares of a Fund you held for fewer than six full years on a first-in, first-out basis

The CDSC is not charged on:

|X| shares purchased by reinvesting your dividends or distributions of short or long-term capital gains
|X|  shares held for more than six full years after purchase
|X|  redemptions made following death or disability (as defined by the IRS)
|X| redemptions made as minimum required distributions under an IRA or other retirement plan to a shareholder who is 701/2years old or older
|X| redemptions made in shareholder accounts that do not have the required minimum balance

Advisor Class C Shares
Advisor class C shares are retail shares and may be purchased by individuals or IRAs. Advisor class C shares impose a Rule 12b-1 fee of 0.75% of average daily net assets.

If you purchase Advisor class C shares of any of the Funds, you will pay the net asset value next determined after your order is received. There is no initial sales charge on this class at the time you purchase your shares.


Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio, a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, the possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio's objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company's Board of Directors retains its right to withdraw any of the Fund's investments from the Portfolios at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund's shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The  SAI  contains  more  information   about  each  Fund  and  Portfolio,   the
Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.


Counsel and Independent Accountants

Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996. PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, has been selected as independent accountants for the Funds for the year ending December 31, 2003.


Financial Highlights

The financial highlights table set forth below is intended to help you understand each Fund's financial performance for its period of operations. Most of the information reflects financial results with respect to a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds' (assuming reinvestment of all dividends and distributions). The financial information provided for the years January 1, 2000 through December 31, 2002 has been audited by PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements that are included in the Funds' annual report, is available upon request.

Please note that Advisor B and C classes of each Fund, except the Paradigm Fund Class C, have not commenced operations as of the date of this Prospectus. The Internet Fund, Medical Fund and the Small Cap Fund have Class A share which are in operation. The Paradigm Fund has both Advisor Class A and C in operation. The Internet Emerging Growth Fund has none of its classes operational.


THE INTERNET FUND


                                                                     Advisor
                                                                     Class A
                                                       Advisor       April 26,
                                                       Class A       2001(1)
                                                      Year Ended     through
                                                     December 31,   December 31,
                                                         2002          2001
                                                     ------------ --------------
PER SHARE DATA(4)
Net Asset Value, Beginning of Period                 $   21.75    $   23.50
                                                     ------------ --------------
Income from Investment Operations
     Net investment loss                                 (0.12)(6     (0.12)(6)
     Net realized and unrealized gain
       (loss) on investments                             (5.16)       (1.63)
                                                     ------------ --------------
       Total gain (loss) from investment operations      (5.28)       (1.75)
                                                     ------------ --------------
Less Distributions
     From net investment income                          --            --
     From net realized gains                             --            --
                                                     ------------ --------------
       Total distributions                               --            --
                                                     ------------ --------------
Net Asset Value, End of Period                       $   16.47    $   21.75
                                                     ============ ==============

Total Return(5)                                         (24.28)%      (7.45)%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                      $507         $975
Ratio of expenses to average net assets
     Before expense reimbursement                         2.67%        2.62%(3)
     After expense reimbursement                          2.67%        2.62%(3)
Ratio of net investment loss to average net assets
     Before expense reimbursement                        (0.66)%      (0.86)%(3)
     After expense reimbursement                         (0.66)%      (0.86)%(3)
Portfolio turnover rate                                   N/A        N/A


(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Information presented relates to a share of capital stock outstanding for the entire period.
(5) The total return calculation does not reflect the 5.75% front end sales charge.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.


THE PARADIGM FUND, (formerly the New Paradigm Fund)

                                                                     Advisor
                                                       Advisor        Class C         Advisor Class A
                                                       Class A     June 28, 2002(1)  April 26, 2001(1)
                                                      Year Ended      through            through
                                                     December 31,   December 31,       December 31,
                                                        2002            2002               2001
                                                    -------------- ---------------- ------------------
PER SHARE DATA(4)
Net Asset Value, Beginning of Period                $    10.58     $    10.64        $     10.42
                                                    -------------- ---------------- ------------------
Income from Investment Operations
     Net investment loss                                 (0.17)         (0.11)             (0.10)(6)
     Net realized and unrealized gain (loss) on          (0.34)         (0.48)              0.26
       investments
                                                    -------------- ---------------- ------------------
       Total gain (loss) from investment operations      (0.51)         (0.59)              0.16
                                                    -------------- ---------------- ------------------
Less Distributions
     From net investment income                          --              --                 --
     From net realized gains                             --              --                 --
                                                    -------------- ---------------- ------------------
       Total distributions                               --              --                 --
                                                    -------------- ---------------- ------------------
Net Asset Value, End of Period                       $   10.07      $   10.05        $     10.58

                                                    ============== ================ ==================
Total Return(5)                                          (4.82)%        (5.55)%(2)          1.54%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                       $4,943           $519             $4,091
Ratio of expenses to average net assets
     Before expense reimbursement                         3.22%          3.72%(3)           3.72%(3)
     After expense reimbursement                          2.99%          3.49%(3)           2.99%(3)
Ratio of net investment loss to average net assets
     Before expense reimbursement                        (1.86)%        (2.36)% (3)        (2.16)%(3)
     After expense reimbursement                         (1.63)%        (2.13)% (3)        (1.43)%(3)
Portfolio turnover rate                                  N/A             N/A                N/A



(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.

(4) Information presented relates to a share of capital stock outstanding for the entire period.
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.



THE MEDICAL FUND



                                                              Advisor    Advisor Class A
                                                             Class A    April 26, 2001(1)
                                                            Year Ended      through
                                                           December 31,  December 31,
                                                               2002          2001
                                                           ------------ -----------------
PER SHARE DATA(4)
Net Asset Value, Beginning of Period                       $   18.01     $   18.24
                                                           ------------ -----------------
Income from Investment Operations
     Net investment loss                                       (0.24)        (0.17)(6)
     Net realized and unrealized gain (loss) on investments    (5.08)        (0.03)
                                                           ------------ -----------------
       Total gain (loss) from investment operations            (5.32)        (0.20)
                                                           ------------ -----------------
Less Distributions
     From net investment income                                 --            --
     From net realized gains                                  (0.08)         (0.03)
                                                           ------------ -----------------
       Total distributions                                    (0.08)         (0.03)
                                                           ------------ -----------------
Net Asset Value, End of Period                              $  12.61      $  18.01
                                                           ============ =================
Total Return(5)                                               (29.56)%       (1.09)%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                              $794          $1,203
Ratio of expenses to average net assets
         Before expense reimbursement                           2.80%         2.53%(3)
         After expense reimbursement                            2.80%         2.53%(3)
Ratio of net investment loss to average net assets
         Before expense reimbursement                          (1.74)%       (1.42)%(3)
         After expense reimbursement                           (1.74)%       (1.42)%(3)
Portfolio turnover rate                                         N/A           N/A



(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Information presented relates to a share of capital stock outstanding for the entire period.
(5) The total return calculation does not reflect the 5.75% front end sales charge.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.


THE SMALL CAP OPPORTUNITIES FUND




                                                             Advisor
                                                             Class A        Advisor
                                                            Year Ended      Class A
                                                            December 31,  December 31,
                                                              2002           2001(1)
                                                           ------------- --------------
PER SHARE DATA(3)
Net Asset Value, Beginning of Period                       $   14.50      $   14.50
                                                           ------------- --------------
Income from Investment Operations
    Net investment loss                                        (0.20)(4)      --
    Net realized and unrealized gain (loss) on investments     (4.20)         --
                                                           ------------- --------------
             Total gain (loss) from investment operations      (4.40)         --
                                                           ------------- --------------
Less Distributions
    From net investment income                                  --            --
    From net realized gains                                    (0.07)          --
                                                           ------------- --------------
             Total distributions                               (0.07)          --
                                                           ------------- --------------
Net Asset Value, End of Period                             $   10.03     $    14.50
                                                           ============= ==============
Total Return(5)                                               (30.35)%         0.00%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                              $172            $1
Ratio of expenses to average net assets
         Before expense reimbursement                           3.20%        N/A
         After expense reimbursement                            2.99%        N/A
Ratio of net investment loss to average net assets
         Before expense reimbursement                          (1.84)%       N/A
         After expense reimbursement                           (1.63)%       N/A
Portfolio turnover rate                                         N/A           N/A

(1)  Commencement of operations.
(2)  Not annualized.

(3) Information presented relates to a share of capital stock outstanding for the entire period.

(4) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(5)  The total return does not reflect the 5.75% front end sales charge.



Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Emerging Growth Fund

The Paradigm Fund, (formerly the New Paradigm Fund)
The Medical Fund
The Small Cap Opportunities Fund



Investment Adviser                    Kinetics Asset Management, Inc.
and Shareholder Servicing Agent       1311 Mamaroneck Avenue
                                      White Plains, NY 10605

Legal Counsel                         Drinker Biddle & Reath LLP
                                      One Logan Square
                                      18th And Cherry Streets
                                      Philadelphia, PA 19103-6996


Independent Accountants               PricewaterhouseCoopers LLP
                                      100 East Wisconsin Avenue, Suite 1500
                                      Milwaukee, WI 53202

Transfer Agent, Fund Accountant,      U.S. Bancorp Fund Services, LLC
and Administrator                     615 East Michigan Street
                                      Milwaukee, WI 53202

Custodian                             U.S. Bank, N.A.
                                      615 East Michigan Street
                                      Milwaukee, WI 53202

You may obtain the following and other information on the Funds free of charge:


Statements of Additional Information (SAI) dated May 1, 2003.

The SAI of the Funds provides more details about each Fund's policies and management. The Funds' SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected each Fund's performance during the last fiscal year.

To receive any of these documents or the Prospectus of Kinetics Mutual Funds, Inc., to request additional information about Kinetics Mutual Funds, Inc. or to make shareholder inquires, please contact us.

By Telephone:                             By Internet:
(800) 930-3828                            http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

SEC:
You may review and obtain copies of Kinetics Mutual Funds, Inc. information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                                                     1940 Act File No. 811-09303




                                                                   No Load Class























                  May 1, 2003 Prospectus www.kineticsfunds.com


                    The Kinetics Government Money Market Fund


                     A series of Kinetics Mutual Funds, Inc.


                       [LOGO] Kinetics Mutual Funds, Inc.




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.



                                Table of Contents






Investment Objective, Principal Investment Strategies and Principal Risks......1


Performance of the Kinetics Government Money Market Fund.......................2


Fees and Expenses of the Money Market Fund.....................................2


Management of the Fund and the Portfolio.......................................3


Valuation of Fund Shares.......................................................4


How to Purchase Shares.........................................................4


How to Redeem Shares...........................................................5


Exchange Privilege.............................................................7


Distributions and Taxes........................................................7


Distribution of Shares.........................................................8


Unique Characteristics of Master/Feeder Fund Structure.........................9


Counsel and Independent Accountants............................................9


Financial Highlights..........................................................10



[LOGO] Kinetics Mutual Funds, Inc.



The Kinetics Government Money Market Fund (the "Fund" or the "Money Market Fund") a series of Kinetics Mutual Funds, Inc. (the "Company") a Maryland Corporation, is a no-load, diversified investment company which, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in The Kinetics Government Money Market Portfolio (the "Portfolio"), a series of Kinetics Portfolios Trust, a Delaware statutory trust. The Portfolio is a no-load diversified investment company which seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see "Unique Characteristics of Master/Feeder Fund Structure" on page 11.



Who May Want to Invest

The Fund may be appropriate for people who:

o    want to save money rather than "invest"

o    require stability of principal

o    prefer to receive income with relatively fewer risks


An investment in the Fund is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.




Prospectus

This Prospectus provides vital information about the Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.


Investment Adviser
Kinetics Asset Management, Inc.


Minimum Initial Investment
$2,500



May 1, 2003




Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Fund is to provide current income consistent with the preservation of capital and maintenance of liquidity.

Investment Strategies
The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio invests substantially all of its net assets in high quality, U.S. dollar-denominated short-term obligations that have been determined by the investment adviser, subject to the approval of the Portfolio's Board of Trustees, to present minimal credit risk. The Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations ("U.S. Government Securities"). U.S. Government Securities include direct obligations of the U.S. Treasury, such as Treasury Bills, Treasury Notes and Treasury Bonds. The Fund seeks to maintain a constant $1.00 net asset value per share.

U.S. Government Securities are high quality instruments guaranteed as to principal and interest and issued by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States, however. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by the discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than do obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Portfolio's investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of the Portfolio's investments in these securities.

Under a repurchase agreement, the Portfolio purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate premium during the Portfolio's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Portfolio may enter into repurchase agreements with banks that are members of Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. The investment adviser monitors the creditworthiness of each firm that is a party to a repurchase agreement with the Portfolio.

Fund Structure

The Portfolio has an investment objective identical to that of the Fund. The Fund may withdraw its investment from the Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Fund or retaining an investment adviser including, the current investment adviser, to manage the Fund's assets directly.


Principal Risks of the Fund
The principal risks of investing in the Fund and, indirectly, the Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Fund, the Portfolio and your investment.

Interest Rate Risks
The rate of income will vary from day to day depending on short-term interest rates. It is possible that a major change in interest rates could cause the value of your investment to decline. The values of the obligations held by the Portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the investment policies of the Fund and Portfolio are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful.

Credit Risks
Changes in the credit quality rating or changes in an issuer's financial condition can also affect the Portfolio. A default on a security held, or a repurchase agreement entered into, by the Portfolio could cause the value of your investment in the Fund to decline.

Repurchase Agreement Risks
One of the risks of investing in repurchase agreements is that the seller may not repurchase the securities from the Portfolio, which may result in the Portfolio selling the security for less than the price agreed upon with the seller. Another risk of repurchase agreements is that the seller may default or file for bankruptcy under which circumstances the Portfolio might have to wait through lengthy court actions before selling the securities. In the event of a default or bankruptcy by the seller, the Portfolio will liquidate those securities held under the repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the securities.

Performance of the Kinetics Government Money Market Fund


The bar chart and table shown below illustrate the variability of the Fund's returns. both assume that all dividends and distributions are reinvested in the Fund. the bar chart indicates the risks of investing in the Fund by showing the changes in the Fund's performance from year to year (on a calendar year basis). the past performance of the Fund's no load class, before and after taxes, is not necessarily an indication of how the Fund's no load class will perform in the future.



                    The Kinetics Government Money Market Fund

                      Calendar Year Returns as of 12/31/02

[CHART]
2001:   2.36%
2002:   0.22%


      Best Quarter            Q2         2001         0.87%
      Worst Quarter           Q4         2002         0.03%


----------------------------------------- ------------- -------------------

                                             1 Year      Since Inception(1)
----------------------------------------- ------------- -------------------


The Kinetics Government Money Market Fund    0.22%              2.32%
     Return before taxes

----------------------------------------- ------------- -------------------

(1) The Money Market Fund commenced operations on February 3, 2000 and converted into a feeder fund of the Portfolio on April 28, 2000. The returns shown include reinvestment of all dividends.

Please   note  that  you  may  obtain  the   Fund's   7-day   yield  by  calling
1-800-930-3828.

Fees and Expenses of the Money Market Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Money Market Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)

------------------------------------------------------------------------ -------
Shareholder Transaction Expenses(2)                                      No Load
(fees paid directly from your investment)                                Class
------------------------------------------------------------------------ -------
Maximum Sales Charge (Load) Imposed on Purchases                         None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) None
Maximum Sales Charge (Load) on Reinvested Dividends                      None
Redemption Fee (as a percentage of amount redeemed, if applicable)       None
Exchange Fee(3)                                                          None
Maximum Account Fee(4)                                                   None


------------------------------------------------------------------------ -------
Annual Operating Expenses                                                No Load
(expenses deducted from Fund assets)                                     Class
------------------------------------------------------------------------ -------

Management Fees(5)                                                        0.50%
Distribution (Rule 12b-1) Fees                                            None
Other Expenses                                                            0.79%

------------------------------------------------------------------------ -------

Total Annual Fund Operating Expenses(6)                                   1.29%

(1) This fee table and example reflect the aggregate expenses of the Money Market Fund and the Money Market Portfolio.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Money Market Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The Money Market Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.

(4)  IRA accounts are assessed a $12.50 annual fee.

(5) The management fees paid by the Money Market Fund reflect the proportionate fees allocated to the Money Market Fund from the Portfolio for investment advisory services.
(6) The investment advisor to the Money Market Portfolio has voluntarily agreed to waive fees and reimburse expenses so that total annual fund operating expenses do not exceed 1.24%. These waivers and reimbursements may be discontinued at any time. Without the expense waiver and reimbursement, the annual operating expense would have been 1.29%.


Example

This Example is intended to help you compare the cost of investing in the Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Money Market Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Money Market Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Money Market Fund would be:


                             1 Year     3 Years     5 Years     10 Years
         No Load Class        $131        $409        $708       $1,556



Management of the Fund and the Portfolio

Investment Adviser
The Portfolio's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605. The investment adviser conducts investment research and supervision for the Portfolio and is responsible for the purchase and sale of securities for the Portfolio's assets. The investment adviser receives an annual fee from the Portfolio for its services of 0.50% of the Portfolio's average daily net assets. The investment adviser has entered into a Research Agreement with Horizon Asset Management, Inc. ("Horizon Asset Management"), a New York based investment management and research firm, for which it is responsible for the payment of all fees owing to Horizon.

Peter B. Doyle is the Chief Investment Strategist for the Portfolio. The investment adviser relies on an investment committee for performing its research duties for the portfolios.

Valuation of Fund Shares

Shares of the Fund are sold at net asset value per share ("NAV"), which is determined by the Fund as of 12:00 p.m. Eastern time, each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Portfolio will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the Fund of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.

How to Purchase Shares

In General
Shares of the Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500. The minimum subsequent investment for both types of accounts is $100. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. A service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear due to insufficient funds.

Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of the Fund's shares.

Automatic Investment Plan
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

Purchase By Mail
To purchase Fund shares by mail, simply complete and sign the New Account Application Form and mail it, along with a check or money order made payable to The Kinetics Government Money Market Fund c/o Kinetics Mutual Funds, Inc., to:


Regular Mail                                 Overnight or Express Mail
--------------------------------------------------------------------------------


Kinetics Mutual Funds, Inc.                  Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund    The   Kinetics   Government   Money
c/o U.S. Bancorp Fund Services, LLC          Market Fund
P.O. Box 701                                 c/o U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53201-0701                     615 East Michigan Street, 3rd Floor
                                             Milwaukee, WI 53202

Purchase By Wire

Before wiring any funds please call (800) 930-3828 to notify the Fund that the wire is coming and to verify the proper wire instructions so that the wire is properly credited when received. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:


o  Wire to:                U.S. Bank, N.A.
o  ABA Number:             0420-00013
o  Credit:                 U.S. Bancorp Fund Services, LLC
o  Account:                112-952-137
o  Further Credit:         Kinetics Mutual Funds, Inc.
                           The Kinetics Government Money Market Fund
                           (Shareholder Name/Account Registration)
                           (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify the Fund at (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in the Fund by establishing a tax-sheltered individual retirement account. The Fund offers Traditional IRA, Roth IRA, and Educational IRA accounts. For additional information on IRA options, please call (800) 930-3828.

Investing Through Brokers or Agents
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.

How to Redeem Shares

In General

You may redeem part or all of the Fund's shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

The Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Please note, however, that when a purchase order has been made by check, or ACH purchase, the Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.


Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

Written Redemption

You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:



Regular Mail                                Overnight or Express Mail
-------------------------------------------------------------------------------


Kinetics Mutual Funds, Inc.                 Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund   The   Kinetics   Government   Money
c/o U.S. Bancorp Fund Services, LLC         Market Fund
P.O. Box 701                                c/o U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53201-0701                    615 East Michigan Street, 3rd Floor
                                            Milwaukee, WI 53202

Requests for redemption in "good order" must:

o    indicate the name of the Fund,

o be signed exactly as the shares are registered, including the signature of each owner,

o    specify the number of shares or dollar amount to be redeemed,

o    indicate your account registration number, and

o    include your social security number or tax identification number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100 by instructing the Fund by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

o    that you correctly state your Fund account number

o    the name in which your account is registered

o the social security or tax identification number under which the account is registered

o    the address of the account holder, as stated in the New Account Application
     Form

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

Checkwriting
On your New Account Application Form, you may select the option to receive a checkbook so that you can redeem shares by writing checks against your Fund account. If you select to use the checkwriting privilege, the initial book will be given to you at no additional charge. There will be a $5 charge for any subsequent books. Checks may be made payable in the amount of $250 or more. Any checks drawn on a joint account will only require one signature. There is a $25 charge for stopping payment of a check upon your request, or if the transfer agent cannot honor a check due to insufficient funds or other valid reason.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually). Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. The minimum systematic withdrawal amount is $100.

The Fund's Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of the Fund or unless the shareholder is an active participant in the AIP. The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder's account.

IRA Redemption

If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.


Householding
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-800-930-3828 to request individual copies of these documents. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.


In compliance with the USA Patriot Act of 2001, please note that the Fund's transfer agent may verify certain information on your account application as part of the Fund's Anti-Money Laundering Compliance Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Fund's transfer agent 1-800-930-3828 if you need additional assistance when completing your application.



Exchange Privilege

You can exchange your shares in the Money Market Fund for like shares of any other Fund offered by the Company (e.g., No Load class for No Load class shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day's closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.


Notwithstanding the above, Advisor class A shares of the Company's other Funds may exchange into and out of the No Load class of the Money Market Fund because the Money Market Fund does not offer Advisor class A shares. In all cases, shareholders will be required to pay a sales charge only once.

Call (800) 930-3828 to learn more about the other mutual funds or classes offered by the Company and about exercising your exchange privilege.


Distributions and Taxes

Distributions
Distributions to shareholders of the Fund are generally paid in additional shares of the Fund, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive all of your distributions in cash.

The Fund will ordinarily declare dividends from net investment income on a daily basis and distribute those dividends monthly. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income reinvested or paid in cash to the shareholder during the calendar year.

If you select cash distributions and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the Fund and your election will be converted to the purchase of additional shares.

Taxes

The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), so that the Fund will generally be relieved of Federal income tax on its investment company taxable income. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. The tax treatment of distributions treated as ordinary income will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. The withholding rate is 30% for 2003 and 29% for 2004.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.


Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc., an affiliate of Kinetics, 1311 Mamaroneck Avenue, Suite 130, White Plains, New York 10605, is the distributor for the shares of the Funds. Kinetics Funds Distributor, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agent

Kinetics is also responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Fund. For this service, Kinetics receives an annual shareholder servicing fee from the Fund equal to 0.25% of the Fund's average daily net assets.


Fund Administrator

U.S Bancorp Fund Services, LLC ("USBFS") serves as Administrator to each Fund and Portfolio. USBFS previously provided certain sub-administrative services to each Fund. In August 2002, USBFS replaced Kinetics as Administrator.



Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant U.S. Bank, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. USBFS acts of the Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in a corresponding Portfolio, a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this prospectus.


In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses. However, other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences would result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in return are also present in other mutual fund structures.


Smaller funds investing in the Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from the Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, the possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio.

Certain changes in the Portfolio's objective, policies or restrictions might require the Company to withdraw the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The SAI contains more information about the Fund, the Master/Feeder Fund Structure and the types of securities in which the Fund may invest.

Counsel and Independent Accountants


Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996. PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, has been selected as independent accountants for the Fund for the year ending December 31, 2003.


Financial Highlights

The financial highlights table set forth below is intended to help you understand the Fund's financial performance for its period of operations. Most of the information reflects financial results with respect to a single Fund share. The total returns in the table represents the rates that an investor would have earned (or lost) on an investment in the Money Market Fund (assuming reinvestment of all dividends and distributions). The financial information provided has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements that are included in the Fund's annual report, is available upon request.

The Kinetics Government Money Market Fund


                                                                                           February 3, 2000(1)
                                                    For the Year Ended  For the Year Ended      through
                                                    December 31, 2002    December 31, 2001 December 31, 2000
                                                    ------------------ ------------------- -------------------
PER SHARE DATA(2)
Net Asset Value, Beginning of Period                    $    1.00           $    1.00        $    1.00
                                                    ------------------ ------------------- -------------------
Income from Investment Operations
     Net investment income                                   0.00(5)             0.02             0.04
     Net realized and unrealized gain (loss) on             --                  --               --
investments
                                                    ------------------ ------------------- -------------------
       Total gain from investment operations                 0.00(5)             0.02             0.04
                                                    ------------------ ------------------- -------------------
Less Distributions
     From net investment income                             (0.00)(5)           (0.02)           (0.04)
     From net realized gains                                --                  --               --
                                                    ------------------ ------------------- -------------------
       Total distributions                                  (0.00)(5)           (0.02)           (0.04)
                                                    ------------------ ------------------- -------------------
Net Asset Value, End of Period                          $    1.00           $    1.00        $    1.00
                                                    ================== =================== ===================
Total Return                                                 0.22%               2.36%            4.20%(3)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                     $128,657             $94,886          $21,532
Ratio of expenses to average net assets
         Before expense reimbursement                        1.29%               1.35%            1.43%(4)
         After expense reimbursement                         1.23%               1.24%            1.25%(4)
Ratio of net investment loss to average net assets
         Before expense reimbursement                        0.13%               2.12%            4.61%(4)
         After expense reimbursement                         0.19%               2.23%            4.79%(4)
Portfolio turnover rate                                    N/A                  N/A               N/A



(1)  Commencement of operations.
(2) Information presented relates to a share of capital stock outstanding for the entire period.
(3)  Not Annualized.
(4)  Annualized.
(5)  The amount listed is less than $0.005 per share.



Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund
--------------------------------------------------------------------------------


Investment Adviser                      Kinetics Asset Management, Inc.
and Shareholder Servicing Agent         1311 Mamaroneck Avenue
                                        White Plains, NY 10605


Legal Counsel                           Drinker Biddle & Reath LLP
                                        One Logan Square
                                        18th And Cherry Streets
                                        Philadelphia, PA 19103-6996

Independent Accountants                 PricewaterhouseCoopers LLP
                                        100 East Wisconsin Avenue, Suite 1500
                                        Milwaukee, WI 53202


Transfer Agent, Fund Accountant,        U.S. Bancorp Fund Services, LLC
and Administrator                       615 East Michigan Street
                                        Milwaukee, WI 53202

Custodian                               U.S. Bank, N.A.
                                        615 East Michigan Street
                                        Milwaukee, WI 53202

You may obtain the following and other information on the Fund free of charge:


Statement of Additional Information (SAI) dated May 1, 2003

The SAI of the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

Telephone:                 Internet:
(800) 930-3828 http://www.kineticsfunds.com

Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

SEC:

You may review and obtain copies of Kinetic Mutual Funds information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                                                     1940 Act File No. 811-09303
--------------------------------------------------------------------------------



                                                     No Load and Advisor Classes



                           KINETICS MUTUAL FUNDS, INC.


                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2003


                          The Internet Fund
                          The Internet Emerging Growth Fund
                          The Paradigm Fund, (formerly the New Paradigm Fund) The Medical Fund
                          The Small Cap Opportunities Fund
                          The Kinetics Government Money Market Fund


Each of the series (individually, a "Fund" and collectively, the "Funds") of Kinetics Mutual Funds, Inc. is in a master/feeder fund structure. Each Fund is a feeder fund to a corresponding series (individually, a "Portfolio" and collectively, the "Portfolios") of the Kinetics Portfolios Trust. Unlike many other investment companies that directly acquire and manage their own portfolios of securities, the Funds seek their investment objective by investing all of their investable assets in their corresponding Portfolios. Each Portfolio
(except for the Kinetics Government Money Market Portfolio) is an open-end, non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of their respective feeder Fund. The Kinetics Government Money Market Portfolio is an open-end, diversified investment company with investment objectives and strategies identical to those of its Fund.


This Statement of Additional Information ("SAI") provides general information about each of the Funds and the Portfolios. This SAI is not a prospectus and should be read in conjunction with the relevant Fund's current No Load Prospectus dated May 1, 2003 or Advisor Classes Prospectus dated May 1, 2003, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectuses, please write or call the Funds at the address or telephone number below. To obtain a copy of the Prospectus and SAI of the Portfolios dated May 1, 2003, providing general information about the Portfolios, which is incorporated hereto by reference, please write or call the Portfolios at the address or telephone number shown below.


Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Phone: (800) 930-3828


The Company's most recent Annual Report and Semi-Annual Report to Shareholders, and the financial statements, accompanying notes and report of independent accountants appearing in the Annual Report are supplied with this SAI and are incorporated by reference into this SAI.


                                TABLE OF CONTENTS


General Information about Kinetics Mutual Funds, Inc..........................1
Description of the Funds......................................................3
Investment Restrictions.......................................................5
Investment Policies and Associated Risks......................................7
Temporary Investments.........................................................14
Portfolio Turnover............................................................14
Management of the Funds and the Portfolios....................................15
Control Persons and Principal Holders of Securities...........................22
Investment Advisers...........................................................27
Shareholder Servicing.........................................................28
Administrative Services.......................................................29
Distributor...................................................................30
Distribution Plans............................................................30
Custodian.....................................................................31
Valuation of Shares...........................................................32
Purchasing Shares.............................................................34
Redemption of Shares..........................................................37
Brokerage.....................................................................38
Taxes.........................................................................41
Performance Information.......................................................42
Independent Accountants.......................................................47
Financial Statements..........................................................47
Appendix......................................................................48


General Information about Kinetics Mutual Funds, Inc.
--------------------------------------------------------------------------------


Kinetics Mutual Funds, Inc. (the "Company") is a Maryland corporation, established on March 26, 1999. The Company is comprised of several series of mutual funds, all of which are open-end investment companies. Kinetics Portfolios Trust (the "Trust") is a Delaware statutory trust, established on March 14, 2000. The Trust is comprised of several series of mutual funds, all of which are open-end investment companies with investment objectives and strategies identical to that of the individual Funds of the Company. The Funds and Portfolios are set up in a master/feeder fund structure where each Fund is a "feeder" fund that invests all of its investable assets in a corresponding "master" Portfolio. The principal business office for the Company and the Trust is located at 1311 Mamaroneck Avenue, White Plains, New York 10605.


Capitalization

The authorized capitalization of the Company consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Funds. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

The authorized capitalization of the Trust consists of an unlimited number of beneficial interests with no par value. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolios. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Voting rights are non-cumulative.

Title and Description of Share Classes


The Company and the Trust each currently consist of 6 series. Under the Articles of Incorporation and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 ("1940 Act"), each Fund is permitted to offer several classes of shares as follows: No Load, Advisor A, Advisor B and Advisor C classes. Advisor A class shares are subject to a front-end sales load as described in the prospectus and a Rule 12b-1 fee. Advisor B class shares are subject to a contingent deferred sales load as described in the prospectus and a Rule 12b-1 fee. Advisor C class shares are subject to a contingent deferred sales load as described in the prospectus and a Rule 12b-1 fee. The table below lists the Funds together with their share classes and corresponding Portfolio. The Kinetics Government Money Market Fund is the only Fund that does not offer Advisor A class shares.



--------------------------------------------------------- ---------------------------------------------
Feeder Funds with No Load and Advisor Classes             Master Portfolios
--------------------------------------------------------- ---------------------------------------------
The Internet Fund - No Load, A, B, C                      The Internet Portfolio
---------------------------------------------------------
The Internet Emerging Growth Fund - No Load, A, B, C      The Internet Emerging Growth Portfolio
---------------------------------------------------------

The Paradigm Fund - No Load, A, B, C                      The Paradigm Portfolio
---------------------------------------------------------   (formerly the New Paradigm Portfolio)
  (formerly the New Paradigm Fund)

---------------------------------------------------------
The Medical Fund - No Load, A, B, C                       The Medical Portfolio
---------------------------------------------------------

---------------------------------------------------------
The Small Cap Opportunities Fund - No Load, A, B, C       The Small Cap Opportunities Portfolio
---------------------------------------------------------
The Kinetics Government Money Market Fund - No Load, B, C The Kinetics Government Money Market
                                                            Portfolio
--------------------------------------------------------- ---------------------------------------------


All classes are sold primarily to individuals who purchase shares through Kinetics Funds Distributor, Inc. The expenses incurred pursuant to the Rule 12b-1 Plan will be borne solely by Advisor Class A, B and C shares of the applicable Funds and constitute the only expenses allocated to one class and not the other.

Please note that the only Advisor classes of Kinetics Mutual Funds currently available to shareholders are as follows:


--------------------------------------------- ----------------------------------

Fund Name                                     Class
--------------------------------------------- ----------------------------------
The Internet Fund                             Advisor Class A Shares
--------------------------------------------- ----------------------------------
The Medical Fund                              Advisor Class A Shares
--------------------------------------------- ----------------------------------


The Paradigm Fund, (formerly the New Paradigm Advisor Class A & C Shares
Fund)

--------------------------------------------- ----------------------------------

The Small Cap Opportunities Fund              Advisor Class A Shares
--------------------------------------------- ----------------------------------

Rights of Each Share Class

Each share of the common stock of a Fund is entitled one vote in electing Directors and other matters that may be submitted to shareholders for a vote. All shares of all classes of each Fund in the Company have equal voting rights. However, matters affecting only one particular Fund or class, can be voted on only by shareholders in that Fund or class. Only shareholders of Advisor Class A, B or C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such class. All shareholders are entitled to receive dividends when and as declared by the Directors from time to time and as further discussed in the prospectuses.


Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Funds invest all of their investable assets in the corresponding Portfolios. Accordingly, a shareholder's interest in a Portfolio's underlying investment securities is indirect. In addition to selling a beneficial interest to the Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in a Portfolio on the same terms and conditions and would pay a proportionate share of a Portfolio's expenses. However, other mutual fund or institutional investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than a Fund. Shareholders of a Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of a Portfolio. Such differences in return are also present in other mutual fund structures. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in a Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. The Master/Feeder Fund Structure may also allow each Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Funds stabilizing their expenses or achieving greater operational efficiencies.

The Funds' methods of operation and shareholder services are not materially affected by their investment in the Portfolios, except that the assets of the Funds are managed as part of a larger pool of assets. Since the Funds invest all of their assets in the respective Portfolios, they hold only beneficial interests in the Portfolios; the Portfolios invest directly in individual securities of other issuers. The Fund otherwise continues its normal operation. Each Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of each Fund.

Certain changes in a Portfolio's objective, policies and/or restrictions may require the Company to withdraw the Fund's interest in the Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio. The Company's Board of Directors retains its right to withdraw any of the Fund's investments from the Portfolios at any time it determines that such withdrawal would be in the best interest of the Fund's shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

Smaller funds investing in the Portfolios may be materially affected by the actions of larger funds investing in the Portfolios. For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolios may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds that have large or institutional investors.

Funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of a Portfolio. Whenever the Company is requested to vote on matters pertaining to a Portfolio, the Company will hold a meeting of shareholders of the corresponding Fund and will cast all of its votes in the Portfolio in the same proportion as the Fund's shareholders. Shares of a Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

Description of the Funds
--------------------------------------------------------------------------------

The investment objectives listed below are fundamental objectives and therefore cannot be changed without the approval of shareholders.

The Internet Funds

The Internet Fund and the Internet Emerging Growth Fund are non-diversified funds with the same primary investment objective of long-term growth of capital. The Funds are designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Funds seek to achieve their investment objective by investing all of their investable assets in the respective Portfolios. Except during temporary defensive periods, each Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in securities of companies that provide products or services designed for the Internet. The Funds should not be used as a trading vehicle.


The Paradigm Fund, (formerly the New Paradigm Fund)

The Paradigm Fund is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its net assets in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued with high returns on equity, as well as, well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. This Fund should not be used as a trading vehicle.


The Medical Fund

The Medical Fund is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary defensive periods, the Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in securities of domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. This Fund should not be used as a trading vehicle.

The Small Cap Opportunities Fund

The Small Cap Opportunities Fund is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary, defensive periods, at least 80% of the Portfolio's net assets plus any borrowings for investment purposes will be invested in securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments. This Fund should not be used as a trading vehicle.

The Kinetics Government Money Market Fund

The Kinetics Government Money Market Fund is a diversified fund with a primary investment objective providing current income consistent with the preservation of capital and maintenance of liquidity. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio invests primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. The Portfolio seeks to achieve its investment objective as set forth in this SAI in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Portfolio will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Portfolio will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by any nationally recognized statistical rating organization (NRSRO) according to Rule 2a-7. The Portfolio may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders.

Investment Restrictions
--------------------------------------------------------------------------------

Unless otherwise noted, the Funds and the Portfolios have adopted and are subject to substantially identical fundamental investment restrictions. The investment restrictions of the Funds may be changed only with the approval of the holders of a majority of the Funds' outstanding voting securities. The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolios' outstanding voting securities. As used in this SAI, "a majority of a Fund's (or Portfolio's) outstanding voting securities" means the lesser of (1) 67% of the shares of common stock/beneficial interest of the Fund/Portfolio represented at a meeting at which more than 50% of the outstanding shares are present, or (2) more than 50% of the outstanding shares of common stock/beneficial interest of the Fund/Portfolio.

1. The Funds/Portfolios will not act as underwriter for securities of other issuers.

2. The Funds/Portfolios will not make loans except as permitted under the securities lending restrictions as stated in the prospectus.

3. With respect to 50% of its total assets, the Funds/Portfolios will not invest in the securities of any issuer if as a result the Funds/Portfolios hold more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer. This investment restriction shall not apply to the Funds. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in the respective Portfolios.

4. The Funds/Portfolios will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of their total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Funds may enter into futures contracts and related options.

5. The Funds/Portfolios will not invest more than 10% of the value of their net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in the respective Portfolios.

6. The Internet Fund/Portfolio and the Internet Emerging Growth Fund/Portfolio will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Funds'/Portfolios total net assets would be invested in the securities of such industries. Except during temporary defensive periods, at least 80% of the Funds'/Portfolios total net assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in their respective Portfolios.


7. The Paradigm Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result more than 20% of the Fund's/Portfolios total net assets would be in the securities of such industries.


8. The Medical Fund/Portfolio will not invest in the securities of any one industry except in domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's/Portfolios total net assets would be invested in the securities of such industry. Except during temporary defensive periods, not less than 80% of the Fund's/Portfolio's total net assets will be invested in the securities of companies engaged in the medical research, pharmaceutical and technology industries and related technology industries, generally, with an emphasis toward publicly traded entities engaged in cancer research and drug development. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

9. The Small Cap Opportunities Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's/Portfolio's total net assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 80% of the Fund's/Portfolio's net assets plus any borrowings for investment purposes will be invested in the securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

10. The Funds will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Funds/Portfolios may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

11.  The Funds will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by a Portfolio will not constitute a violation of such limitation. However, in the event that a Portfolio's portfolio holdings in illiquid securities reaches 15% of the value of its net assets, the adviser is authorized by the Board of Trustees of the Trust to make such adjustments as necessary to reduce the holdings of illiquid securities to comply with the guidelines of paragraph number 5 above.

Non-Fundamental Investment Limitations

The following are the Funds' and Portfolios' non-fundamental operating policies which may be changed by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively, without shareholder approval.

The Internet Fund/Portfolio, Internet Emerging Growth Fund/Portfolio, Medical Fund/Portfolio and the Small Cap Opportunities Fund/Portfolio will not make any changes in their respective investment policies of investing at least 80% of its net assets in the investments suggested by the Fund's name without first providing the Fund's shareholders with at least 60 days' prior notice.

Investment Policies and Associated Risks
--------------------------------------------------------------------------------

The Funds' and the corresponding Portfolios' investment policies and risks are substantially identical. The following paragraphs provide a more detailed description of the investment policies and risks of the Fund's and Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI pertain to all of the Funds and the corresponding Portfolios. Furthermore, unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Fund and the Board of Trustees of the Trust, respectively.

Common and Preferred Stock

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.


Debt Securities

The Portfolios may invest in convertible and non-convertible debt obligations without regarding to rating, and as a result, the Funds may purchase or hold securities in the lowest rating categories. Debt securities in these lowest investment grade categories (CCC or Caa) are considered to be below investment grade securities that may not have adequate capacity to pay principal or that otherwise generally lack the characteristics of desirable investments. As compared to debt securities with higher ratings, these "high risk" securities are vulnerable to nonpayment and depend to a larger degree upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. At no time will the Portfolios have more than 5% of their respective total assets invested in any debt securities that are rated below investment grade or if the security is unrated, of comparable quality as rated by a Portfolio's Adviser or Sub-Adviser, either at the time of purchase or as a result of a reduction in rating after purchase. Please see "Appendix" to this Statement of Additional Information for a description of debt security ratings.

When-Issued and Delayed Delivery Transactions


The Portfolios (including the Kinetics Government Money Market Portfolio) may purchase securities on a when-issued, delayed-delivery or forward commitment basis. These transactions generally involve the purchase of a security with payment and delivery due at some time in the future. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. If the seller fails to complete the sale, a Portfolio may lose the opportunity to obtain a favorable price and yield. While the Portfolios will generally engage in such when-issued, delayed-delivery and forward commitment transactions with the intent of actually acquiring the securities, a Portfolio may sometimes sell such a security prior to the settlement date.

The Portfolios may also sell securities on a delayed-delivery or forward commitment basis. If the Portfolios do so, they will not participate in future gains or losses on the security. If the other party to such a transaction fails to pay for the securities, the Portfolios could suffer a loss.

Repurchase Agreements - The Kinetics Government Money Market Fund

The Kinetics Government Money Market Portfolio may invest in repurchase agreements which are arrangements with banks, broker/dealers, and other recognized financial institutions to sell securities to the Portfolio and to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Portfolio or its custodian will take possession of the securities subject to the terms of the repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Portfolio, the Portfolio could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Portfolio might be delayed pending court action. The Portfolio believes that under the regular procedures normally in effect for custody of the Portfolio's assets subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Portfolio and allow retention or disposition of such securities. The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Portfolio's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Other Money Market Funds - The Kinetics Government Money Market Fund

As an efficient means of carrying out the investment policies, the Kinetics Government Money Market Portfolio may invest in the securities of other money market funds. A disadvantage to investing in other money market funds is that they also carry certain expenses such as management fees. As a result, any investment by the Portfolio in shares of other money market funds may duplicate certain shareholder expenses.

Restricted and Illiquid Securities

Each Portfolio may invest in a limited amount of restricted securities. Restricted securities are securities that are thinly traded or whose resale is restricted by federal securities laws. Restricted securities are any securities in which the Portfolios may invest pursuant to their investment objective and policies but which are subject to restrictions on resale under federal securities laws.


Credit risk relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

At no time will the Portfolios have more than 5% of their respective total assets invested in any fixed-income securities that are unrated or rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

Depositary Receipts. The Portfolios may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADRs comprised of foreign securities.

Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolios and that may ultimately be available for distribution to the Portfolios' and Funds' shareholders.

Derivatives

Buying Call and Put Options. The Portfolios may purchase call options. Such transaction may be entered into in order to limit the risk of a substantial increase in the market price of the security that each Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.

The Portfolios may purchase put options. By buying a put, each Portfolio has the right to sell the security at the exercise price, thus limiting its risk of risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing (Selling) Call and Put Options. The Portfolios may write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as each Portfolio is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by the Portfolios give the holder the right to buy the underlying securities from the Portfolios as a stated exercise price. A call option written by the Portfolios is "covered" if the Portfolios own the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolios hold a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolios in cash and high grade debt securities in a segregated account with its custodian bank. The Portfolios may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios. The Portfolios' turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered in to a closing purchase transaction.

As a writer of an option, each Portfolio receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause each Portfolio to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of the loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to each Portfolio's ability to close out the option it has written.

Each Portfolio may write exchange-traded call options on its securities. Call options may be written on portfolio securities indices, or foreign currencies. With respect to securities and foreign currencies, the Portfolio may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Portfolio will own the underlying securities. Call option on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicated the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When each Portfolio writes a secured put option, in will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, each Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolios may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciated above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Portfolios' ability to close out the option that it has written.

The writer of an option who wishes to terminate his or her obligation may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that the Portfolios will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit the Portfolios to write another call option on the underlying security with a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit the Portfolios to use cash or proceeds from the investments. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

The Portfolios will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option. Likewise, the Portfolios will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

Writing Over-The-Counter ("OTC") Options. The Portfolios may engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange traded options. Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information obtained from market makers. Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, the Portfolios may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote to option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The staff of the Securities and Exchange Commission has often taken the position that purchased OTC options and the assets used to "cover" written OTC options are illiquid securities. The Portfolios will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions on the liquidity of the Portfolios.

Futures Contracts. The Portfolios may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery or cash, in most cases a Portfolio expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

Each Portfolio will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Portfolio purchases or sells a stock index futures contract, it must make a good faith deposit known as the "initial margin". Thereafter, a Portfolio may need to make subsequent deposits, known as "variation margin", to reflect changes in the level of the stock index. Each Portfolio may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 5% of a Portfolio's net assets.

To the extent a Portfolio enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations. Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

Risks Associated With Options and Futures. Although the Portfolios may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of their portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, each Portfolio receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities declines, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of each Portfolio's investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of each Portfolio's investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of each Portfolio's investment securities may differ substantially from the changes anticipated by a Portfolio when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than such Portfolio's initial investment in such a contract.

Successful use of futures contracts depends upon the sub-adviser's ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market. No assurance can be given that the sub-adviser's judgment in this respect will be correct.

The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on a Portfolio's strategies for hedging its securities.


Temporary Investments
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Internet Fund and the Internet Emerging Growth Fund or the corresponding Portfolios may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

Due to the changing nature of the medical research, biopharmaceutical and treatment industry, the national economy and market conditions, the Medical Fund or the corresponding Portfolio may, as a temporary defensive measure, invest without limitation, in short-term money market securities with a rating of A2-P2 or higher.


In order to have funds available for redemption and investment opportunities, each Portfolio may also hold a portion of their assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolios will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Portfolios will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Portfolios anticipate that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolios are in a temporary defensive posture.



Portfolio Turnover
--------------------------------------------------------------------------------


In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, both the Funds and the Portfolios must distribute substantially all of their net income to shareholders generally on an annual basis. Thus, the Portfolios may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The
Portfolios do not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held. Portfolio turnover rates may vary depending on the volume of buying and selling activities. Rates over 100% are considered high. The Small Cap Opportunities Fund expects to have a portfolio turnover rate greater than 100%. The table below shows the portfolio turnover rates for the past two fiscal years. Portfolio turnover is reported at the Portfolio level.


------------------------------------------------------------- ------------ ------------

                                                               Fiscal Year Fiscal Year
                                                                 Ended       Ended
                                                              December 31, December 31,
Portfolio turnover rate for:                                      2001         2002
------------------------------------------------------------- ------------ ------------
The Internet Portfolio                                              44%        41%
The Internet Emerging Growth Portfolio                              24%        27%
The Paradigm Portfolio, (formerly the New Paradigm Portfolio)       41%        40%
The Medical Portfolio                                                6%         9%
The Small Cap Opportunities Portfolio                              181%       200%
The Kinetics Government Money Market Portfolio                     N/A        N/A

------------------------------------------------------------- ------------ ------------

Management of the Funds and the Portfolios
--------------------------------------------------------------------------------
Board of Directors/Board of Trustees

The management and affairs of the Funds and the Portfolios are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively. Each Board consists of the same nine individuals, five of whom are not "interested persons" of the Company or the Trust as that term is defined in the 1940 Act, as amended. The Directors are fiduciaries for the Funds' shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolios' shareholders and are governed by the laws of the State of Delaware in this regard. Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios. Officers and Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust and principal occupations over at least the last five years.



                              Independent Trustees

------------------------- ------------- -------------- ------------------ ------------- -----------------
                                                                          # of
                                                       Principal          Portfolios in
                          Position(s)   Term of Office Occupation(s)      Fund Complex  Other
                          Held with the and Length of  During Past Five   Overseen by   Directorships
Name, Address and Age     Trust         Time Served    Years              Trustee       Held by Trustee
------------------------- ------------- -------------- ------------------ ------------- -----------------
Steven T. Russell (39)    Independent   Indefinite/ 3  Attorney and             12      N/A
25 Candee Avenue          Director/     years          Counselor at Law,
Sayville, NY 11782        Independent                  Partner Law firm
                          Trustee                      of Russell and Fig
                                                       (since September
                                                       2002) Steven
                                                       Russell Law Firm
                                                       (1994 to 2002);
                                                       Professor of
                                                       Business Law,
                                                       Suffolk County
                                                       Community College
                                                       (1997 to Present)
------------------------- ------------- -------------- ------------------ ------------- -----------------
Douglas Cohen, C.P.A.(41) Independent   Indefinite/ 3  Wagner &Zwerman,         12      N/A
6 Saywood Lane            Director/     years          LLP Certified
Stonybrook, NY  11790     Independent                  Public Accountant
                          Trustee                      (1997 to present);
                                                       Leon D. Alpern &
                                                       Co. (1985 to 1997)
------------------------- ------------- -------------- ------------------ ------------- -----------------
William J. Graham, (41)   Independent   Indefinite/ 3  Attorney, William        12      N/A
330 Motor Parkway         Director/     years          J. Graham, PC
Suite 207                 Independent                  (2000 to present)
Hauppauge, NY  11788      Trustee                      Braken & Margolin,
                                                       LLP (1997 to
                                                       2000); Gabor &
                                                       Gabor (1995 to
                                                       1997)
------------------------- ------------- -------------- ------------------ ------------- -----------------
Joseph E. Breslin, (49)   Independent   Indefinite/ 3  Senior Vice              12      Director of the
54 Woodland Drive         Director/     years          President,                       Whitehall Funds,
Rye Brook, NY  10573      Independent                  Marketing & Sales,               Director of Andrx
                          Trustee                      IBJ Whitehall                    Corporation
                                                       Financial Group, a
                                                       financial services
                                                       company (1999 to
                                                       Present); formerly
                                                       President, J.E.
                                                       Breslin & Co., an
                                                       investment
                                                       management
                                                       consulting firm
                                                       (1994 to 1999)
------------------------- ------------- -------------- ------------------ ------------- -----------------
John J. Sullivan, (71)    Independent   Indefinite/ 3  Retired; Senior          12      Director of Board
1311 Mamaroneck Ave.      Director/     years          Advisor, Long Term               of Governors for
Suite130                  Independent                  Credit Bank of                   The Sky Club
White Plains, NY  10605   Trustee                      Japan, Ltd.;
                                                       Executive Vice
                                                       President, LTCB
                                                       Trust Company
                                                       (1987-1999)
------------------------- ------------- -------------- ------------------ ------------- -----------------

                         Interested Trustees & Officers

-----------------------------------------------------------------------------------------------------------
                                                                                # of
                                                                                Portfolios
                                           Term of                              in Fund
                                           Office and    Principal              Complex     Other
                        Position(s) Held   Length of     Occupation(s) During   Overseen by Directorships
Name, Address and Age   with the Trust     Time Served   Past Five Years        Trustee     Held by Trustee
----------------------- ------------------ ------------- ---------------------- ----------- ---------------
Murray Stahl* (49)      Director/Trustee,  Indefinite/ 3 Chairman, FRMO Corp,        12     Chairman of
470 Park Avenue South,  Secretary          years         (2001 to present) and              Horizon Asset
4th Floor                                                Horizon Asset                      Management,
New York, NY 10016                                       Management, an                     Chairman FRMO
                                                         investment adviser                 Corporation
                                                         (1994 to Present),
                                                         Director of Research,
                                                         Kinetics Mutual
                                                         Funds, Inc.
----------------------- ------------------ ------------- ---------------------- ----------- ---------------
Peter B. Doyle*, (40)   President &        Indefinite/ 2 President, Kinetics         12     N/A
470 Park Avenue South,  Chairman of the    years         Asset Management and
4th Floor               Boards of each the               Kinetics Fund
New York, NY 10016      Company and the                  Distributors, Inc.
                        Trust,                           (2002 to present),
                        Director/Trustee                 Director and Officer,
                                                         Horizon Asset
                                                         Management, Inc.
                                                         (1994 to Present);
                                                         Chief Investment
                                                         Strategic, Kinetics
                                                         Mutual Funds, Inc.
                                                         (1998 to Present)
----------------------- ------------------ ------------- ---------------------- ----------- ---------------
Leonid Polyakov*, (44)  Director/Trustee & Indefinite    CFO, Kinetics Asset         12     None
1311 Mamaroneck Ave.    Treasurer of each  term/         Management, Inc.
Suite130                of the Company and 1 year        (2000 to Present);
White Plains, NY  10605 the Trust                        Vice President, JP

                                                         Morgan, (1997 to 2000)
----------------------- ------------------ ------------- ---------------------- ----------- ---------------


* Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act.





Board Committees

         The Board has three standing committees as described below:

-------------------------------------------------------------------------------------------------------
Audit Committee
-------------------------------------------------------------------------------------------------------
Members                Description                                       # of Meetings during Past
                                                                                Fiscal Year

Joseph E. Breslin      Responsible for advising the full Board with   The Committee met once during
Douglas Cohen          respect to accounting, auditing and            the year ended December 31,
William J. Graham      financial matters affecting the Funds.         2002.
Steven T. Russell
John J. Sullivan



-------------------------------------------------------------------------------------------------------
Nominating Committee
-------------------------------------------------------------------------------------------------------
Members                Description                                       # of Meetings during Past
                                                                                Fiscal Year

Joseph E. Breslin      Responsible for seeking and reviewing          The Committee did not meet
Douglas Cohen          candidates for consideration as nominees for   during the year ended December

William J. Graham      Trustees as is considered necessary from       31, 2002.

Steven T. Russell      time to time
John J. Sullivan

-------------------------------------------------------------------------------------------------------
Valuation Committee
-------------------------------------------------------------------------------------------------------
Members                Description                                       # of Meetings during Past
                                                                                Fiscal Year

Joseph E. Breslin      Responsible for (1) monitoring the valuation   The Committee met twice during
Douglas Cohen          of the Funds' securities and other             the year ended December 31,
William J. Graham      investments; and (2) as required by the        2002.
Steven T. Russell      Funds' valuation policies, when the full
John J. Sullivan       Board is not in session, determining the
                       fair value of illiquid and other holdings
                       after consideration of all relevant
                       factors, which determinations shall be
                       reported to the full Board.

---------------------- ---------------------------------------------- ---------------------------------

Board Interest in the Fund

     As of December 31, 2002,  the Trustees  owned the following  amounts in the
Funds:

---------------------------------------------------------------------------------------------------
                                                                                         Aggregate
                                                                                       Dollar Range
                                                                                        of Equity
                                                                                     Securities in
                                                                                     all Registered
                                                                                        Investment
                                                                                        Companies
                                                                                       Overseen by
                                Internet                                               Trustee in
                                Emerging                    Small Cap    Government     Family of
                       Internet Growth   Paradigm Medical Opportunities Money Market   Investment
   Name of Trustee       Fund    Fund       Fund   Fund      Fund          Fund        Companies
---------------------- -------- -------- -------- ------- ------------- ------------ --------------
Steven T. Russell          A      A          A      A         A             A             A
---------------------- -------- -------- -------- ------- ------------- ------------ --------------
Douglas Cohen, C.P.A.      B      A          B      B         A             A             C
---------------------- -------- -------- -------- ------- ------------- ------------ --------------
William J. Graham          A      A          A      A         A             A             A
---------------------- -------- -------- -------- ------- ------------- ------------ --------------
Joseph E. Breslin          A      A          C      A         A             A             C
---------------------- -------- -------- -------- ------- ------------- ------------ --------------
John J. Sullivan           B      B          A      B         A             A             C
---------------------- -------- -------- -------- ------- ------------- ------------ --------------
Murray Stahl*              A      A          B      A         B             A             B
---------------------- -------- -------- -------- ------- ------------- ------------ --------------
Leonid Polyakov*           B      B          C      C         B             A             D
---------------------- -------- -------- -------- ------- ------------- ------------ --------------
Peter B. Doyle             A      A          E      A         C             A             E
---------------------- -------- -------- -------- ------- ------------- ------------ --------------


A= None
B= $1-$10,000
C= $10,001-$50,000
D= $50,001-$100,000
E= Over $100,000

*    Denotes a director who is an "interested person" as that term is defined in
     Section 2(a)(19) of the 1940 Act, as amended.


Compensation


For their service as Directors of the Company and Trustees of the Trust, the Independent Directors/Independent Trustees receive an aggregate fee of $15,000 per year and $1,000 per meeting attended (including Pricing or Audit Committee Meetings), as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit Committee or Pricing Committee) receives an additional fee of $5,000 per year for his service as chairman. The "interested persons" who serve as Directors of the Company or Trustees of the Trust receive no compensation for their service as Directors or Trustees. None of the executive officers receive compensation from the Funds or the Portfolios. The following tables provide compensation information for the Directors/Trustees for the year-ended December 31, 2002.


                           Kinetics Mutual Funds, Inc.

                               Compensation Table


-------------------- ------------ -------------- --------------------- ---------------- -------------
                                                                                        Total
                                                                                        Compensation
                                  Aggregate                                             from Fund and
                     Aggregate    Compensation   Pension or Retirement Estimated Annual Fund Complex
                     Compensation From Portfolio Benefits Accrued as   Benefits Upon    Paid to
Name and Position    From Funds   To Fund        Part of Fund Expenses Retirement       Directors**
-------------------- ------------ -------------- --------------------- ---------------- -------------

Murray Stahl*             None          None               None               None           None
Director

Steven T. Russell       $ 13,500      $ 12,700             None               None          $26,200
Independent Director

Douglas Cohen, CPA      $ 16,000      $ 14,000             None               None          $30,000
Independent Director

William J. Graham       $ 13,500      $ 11,500             None               None          $25,000
Independent Director

Peter B. Doyle*           None          None               None               None            None
Director/Trustee

Leonid Polyakov*,         None          None               None               None            None
Director/Trustee

Joseph E. Breslin       $ 17,875      $ 12,125             None               None          $30,000
Independent Director

John J. Sullivan        $ 12,500      $ 10,500             None               None          $23,000
Independent Director

-------------------- ------------ -------------- --------------------- ---------------- -------------

*   "Interested person" as defined under the 1940 Act.
**  Includes compensation paid by Kinetics Portfolios Trust



Sales Loads

Employees, directors or trustees of Kinetics Asset Management, Inc., Kinetics Funds Distributor, Inc., Kinetics Mutual Funds, Inc., Kinetics Portfolios Trust or any of their affiliates, and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees, directors or trustees will not have to pay a sales charge on Advisor Class A shares.

Control Persons and Principal Holders of Securities
--------------------------------------------------------------------------------

The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund as of March 31, 2003 (a "principal shareholder"). A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.


Control Persons of The Internet Fund
(No Load Shares)
---------------------------------- --------------- ----------- -----------------

Name and Address                       Shares      % Ownership Type of Ownership
---------------------------------- --------------- ----------- -----------------


National Financial Services Corp.  3,437,819.4710    26.41%         Record
200 Liberty Street
New York, NY  10281


Charles Schwab & Co., Inc.         1,835,733.1530    14.10%         Record
101 Montgomery Street
San Francisco, CA  94104
---------------------------------- --------------- ----------- -----------------
(Advisor Class A Shares)

---------------------------------- --------------- ----------- -----------------
Name and Address                       Shares      % Ownership Type of Ownership
---------------------------------- --------------- ----------- -----------------
CIBC World Markets Corp.             79,793.9450     19.56%         Record
FBO 033-13400-18
P.O. Box 3484
Church Street Station
New York, NY  10008-3484


CIBC World Markets Corp.             79,641.6050     19.53%         Record
FBO 033-48094-15
P.O. Box 3484
Church Street Station
New York, NY  10008-3484

CIBC World Markets Corp.             79,352.2530     19.46%         Record
FBO 033-94130-15
P.O. Box 3484
Church Street Station
New York, NY  10008-3484

CIBC World Markets Corp.             79,200.7340     19.42%         Record
FBO 033-48098-11
P.O. Box 3484
Church Street Station
New York, NY  10008-3484

CIBC World Markets Corp.             24,186.8910      5.93%         Record
FBO 033-55230-15
P.O. Box 3484
Church Street Station
New York, NY  10008-3484
---------------------------------- --------------- ----------- -----------------



Control Persons of The Internet Emerging Growth Fund
(No Load Shares)

--------------------------------- ---------------- ----------- -----------------

Name and Address                     Shares        % Ownership Type of Ownership
--------------------------------- ---------------- ----------- -----------------

National Financial Services Corp. 147,567.9810       14.80%         Record
200 Liberty Street
New York, NY  10281

Charles Schwab & Co Inc.          85,149.9100         8.54%         Record
101 Montgomery Street
San Francisco, CA  94104
--------------------------------- ---------------- ----------- -----------------

Control Persons of The Paradigm Fund, (formerly the New Paradigm Fund) (No Load Shares)

--------------------------------- ---------------- ----------- -----------------

Name and Address                       Shares      % Ownership Type of Ownership
--------------------------------- ---------------- ----------- -----------------

National Financial Services Corp.   154,671.3790     26.38%         Record
200 Liberty Street
New York, NY  10281

Charles Schwab & Co Inc.            119,900.5410     20.45%         Record
101 Montgomery Street
San Francisco, CA  94104

Bear Stearns Securities Corp.       99,304.8660      16.94%         Record
1 Metrotech Center North
Brooklyn, NY  11201-3870
--------------------------------- ---------------- ----------- -----------------

Control Persons of The Medical Fund
(No Load Shares)

--------------------------------- ---------------- ----------- -----------------

Name and Address                      Shares       % Ownership Type of Ownership
--------------------------------- ---------------- ----------- -----------------

National Financial Services Corp.  384,299.7320      20.92%         Record
200 Liberty Street
New York, NY  10281

Charles Schwab & Co., Inc.         249,845.5860      13.60%         Record
101 Montgomery Street
San Francisco, CA  94104
--------------------------------- ---------------- ----------- -----------------


-------------------------------------------------- ----------- -----------------

(Advisor Class A Shares)

Name and Address                      Shares       % Ownership Type of Ownership
-------------------------------------------------- ----------- -----------------

CIBC World Markets Corp.            72,275.8510      50.09%         Record
FBO 033-34678-19
P.O. Box 3484
Church Street Station
New York, NY  10008-3484

Paine Webber FBO Kevin Messina      7,763.9750        5.38%         Record
1103 Court N Drive
Melville, NY 11747-8110
--------------------------------- ---------------- ----------- -----------------


Control Persons of The Small Cap Opportunities Fund
(No Load Shares)

--------------------------------- ---------------- ----------- -----------------

Name and Address                      Shares       % Ownership Type of Ownership
--------------------------------- ---------------- ----------- -----------------
Sterne Agee & Leach, Inc.
813 Shades Creek Parkway           222,066.1630       26.59%         Record
Birmingham, AL 35209

Bear Stearns Securities Corp.
1 Metrotech Center North           197,966.264        23.70%         Record
Brooklyn, NY 11201-3870

Banc of American Securities, Inc.  96,988.1860        11.49%         Record
200 N. College Street
Charlotte, NC  28255

Charles Schwab & Co., Inc.         93,696.3020        11.22%         Record
101 Montgomery Street
San Francisco, CA 94104

National Financial Services Corp.  67,037.7880        8.03%          Record
200 Liberty Street
New York, NY 10281

--------------------------------- ---------------- ----------- -----------------

(Advisor Class A Shares)

--------------------------------- ---------------- ----------- -----------------
Name and Address                      Shares       % Ownership Type of Ownership
--------------------------------- ---------------- ----------- -----------------
BNY Clearing Services LLC           4,817.5470       28.02%         Record
A/C 1500-8505
111 East Kilbourn Ave
Milwaukee, WI 53202-6633

BNY Clearing Services LLC           4,817.5470       28.02%         Record
A/C 1500-8513
111 East Kilbourn Ave
Milwaukee, WI 53202-6633

First Clearing Corporation          1,734.6820       10.09%         Record
A/C 5479-5701
266 Saratoga Blvd.
Saratoga Springs, NY 12866-8101

BNY Clearing Services LLC           1,240.5770        7.21%         Record
A/C 6593-0517
111 East Kilbourn Ave
Milwaukee, WI 53202-6633
--------------------------------- ---------------- ----------- -----------------

Control Persons of The Kinetics Government Money Market Fund
(No Load Shares)

--------------------------------- ---------------- ----------- -----------------

Name and Address                      Shares       % Ownership Type of Ownership
--------------------------------- ---------------- ----------- -----------------

Bear Stearns Securities Corp.     30,137,866.6100    29.68%         Record
FBO 103-01632-22
1 Metrotech Center North
Brooklyn, NY 11201

Bear Stearns Securities Corp.     10,377,469.2700    10.22%         Record
FBO 103-09002-19
1 Metrotech Center North
Brooklyn, NY 11201

Citicorp USA, Inc.                7,481,868.5000      7.37%         Record
As Collateral Pledgee of Dennis A
Tito
A/C 466-43650
1 Sansome Street, Ste. 24
San Franscisco, CA 94104
--------------------------------- ---------------- ----------- -----------------

Management Ownership As of March 31, 2003, the officers and/or Directors of the Funds as a group own less than 1% of the outstanding shares of the Funds.


Investment Advisers
-------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolios.


On March 12, 2003, the Board of the Trustees of the Trust, on behalf of the Portfolios, re-approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolios. In either event, it must also be approved by a majority of the trustees of the Portfolio who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolios. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees.


During the past fiscal year, the Trustees considered and approved the Trust's investment advisory agreement with the Advisor. In connection with the review, the Trustees of the Fund, with the advice and assistance of independent counsel, received and considered information and reports relating to the nature, quality and scope of the services provided to the Portfolios by the Adviser and its affiliates. The Trustees considered the level of and the reasonableness of the fees charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, and shareholder services and the total expense ratio of each Portfolio of the Trust relative to its peer group of mutual funds.

Under the Agreement, Kinetics furnishes investment advice to the Portfolios by continuously reviewing the portfolio and recommending to the Portfolios to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1)  renders research, statistical and advisory services to the Portfolios;
(2)  makes  specific   recommendations  based  on  the  Portfolios'   investment
     requirements;
(3) pays the salaries of those of the Portfolios' employees who may be officers or directors or employees of the investment adviser.


Advisory Fees


For the above services, the Funds/Portfolios have each agreed to pay to Kinetics an annual fee of 1.25% (or 0.50% in the case of the Kinetics Government Money Market Portfolio) of the Funds'/Portfolios' average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Fund/Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds. During the fiscal years ended December 31, 2000 2001, and 2002, the Adviser was paid the following amounts:


Advisory Fees                                         2000(7)      2001(7)      2002(7)
                                                   ------------- ---------- -------------

The Internet Fund(1)                                 $11,962,044  $4,587,342 $3,576,695
The Internet Emerging Growth Fund(2)                    $108,101     $63,083     $8,172
The Paradigm Fund(3), formerly the New Paradigm Fund     $35,321     $78,081   $104,105
The Medical Fund(4)                                     $549,852    $595,353   $371,870
The Small Cap Opportunities Fund(5)                       $3,045     $57,258    $77,438
The Kinetics Government Money Market Fund(6)            $125,141    $199,783   $416,226

---------------------------------------------------------------- ---------- -------------


(1) The No Load Class of the Fund commenced operations on October 21, 1996. The Advisor Class A Fund commenced on April 26, 2001.
(2) The No Load Class of the Fund commenced operations on December 31, 1999. The Advisor Class has not yet commenced.
(3) The Fund commenced operations on December 31, 1999. The Class A shares of the Fund commenced operations on April 26, 2001 and Class C shares on June 28, 2002. Class B shares have not commenced operations.
(4) The No Load Class of the Fund commenced operations on September 30, 1999. The Advisor Class A Fund commenced on April 26, 2001.
(5) The No Load Class of the Fund commenced operations on March 20, 2000. The Advisor Class A Fund commenced on December 31, 2001.
(6)  The Fund commenced operations on February 3, 2000.
(7) Fees reflect Feeder Fund level expenses as well as master portfolio level expenses allocated to the Feeder Funds.

Of the advisory fees, the following fees were waived and expenses reimbursed:


------------------------------------------------- ---------- ------- -----------

Waiver and Reimbursement                            2000      2001      2002
------------------------------------------------- ---------- ------- -----------
The Internet Fund                                  $619,575     N/A      N/A
The Internet Emerging Growth Fund                  $115,164  $72,689  $42,179
The Paradigm Fund, formerly the New Paradigm Fund   $83,321  $45,940  $23,983
The Medical Fund                                    $96,742    N/A      N/A
The Small Cap Opportunities Fund                    $57,456  $45,787  $15,857
The Kinetics Government Money Market Fund           $46,221  $44,751  $53,036

------------------------------------------------- ---------- ------- -----------

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Funds or by the Portfolios or by the Funds and the Portfolios jointly, as more fully described below. The Funds pay all other expenses, including:

o    fees and expenses of directors not affiliated with the Adviser;
o    legal and accounting fees;
o    interest, taxes, and brokerage commissions; and
o    record keeping and the expense of operating its offices.

Shareholder Servicing
--------------------------------------------------------------------------------


The Adviser provides shareholder services to the Funds and receives a shareholder servicing fee from the Funds pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Funds' average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Funds. During the fiscal year ended December 31, 2000, 2001, and 2002, the Funds paid Kinetics the following amounts for shareholder servicing fees:


--------------------------------------------------   ---------- ---------- ---------
Shareholder Servicing Fees                             2000       2001     2002
--------------------------------------------------   ---------- ---------- ---------
The Internet Fund(1)                                 $2,391,166 $2,567,639 $714,738
The Internet Emerging Growth Fund(2)                    $21,602    $59,335  $10,117
The Paradigm Fund(3), formerly the New Paradigm Fund     $7,035    $38,487  $25,766
The Medical Fund(4)                                    $111,795   $240,454  $74,325
The Small Cap Opportunities Fund(5)                        $638    $32,509  $18,838
The Kinetics Government Money Market Fund(6)            $64,307   $130,642 $234,584

--------------------------------------------------   ---------- ---------- ---------

(1)  The Fund commenced operations on October 21, 1996.


(2)  The Fund commenced operations on December 31, 1999.
(3) The Fund commenced operations on December 31, 1999. The Class A shares of the Fund commenced operations on April 26, 2001 and Class C shares on June 28, 2002. Class B shares have not commenced operations.
(4)  The Fund commenced operations on September 30, 1999.
(5)  The Fund commenced operations on March 20, 2000.
(6)  The Fund commenced operations on February 3, 2000.



Administrative Services

--------------------------------------------------------------------------------

U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") currently serves as Administrator of the Funds and the Portfolios. U.S. Bancorp previously provided certain sub-administrative services to the Portfolios. U.S. Bancorp replaced Kinetics as Administrator. Under Kinetic's Administrative Services Agreement with the Funds, Kinetics was entitled to receive an annual administration fee equal to 0.05% of the Funds' average daily net assets and 0.10% of the Portfolios' average daily net assets of which Kinetics paid a portion of such fees to U.S. Bancorp for certain sub-administrative services. . During the fiscal year ended December 31, 2000, 2001, and 2002, the Funds paid Kinetics and U.S. Bancorp the following amounts for administrative services:


---------------------------------------------------- ---------- -------- --------
Administrative Services Fees                         2000(7)    2001(7)    2002(7)
---------------------------------------------------- ---------- -------- --------
The Internet Fund(1)                                 $1,436,197 $550,368 $564,047
The Internet Emerging Growth Fund(2)                    $12,958   $7,591   $7,783
The Paradigm Fund(3), formerly the New Paradigm Fund     $4,231   $9,396  $20,446
The Medical Fund(4)                                     $66,322  $71,404  $57,824
The Small Cap Opportunities Fund(5)                        $371   $6,883  $14,011
The Kinetics Government Money Market Fund(6)            $37,550  $60,037 $182,102

---------------------------------------------------- ---------- -------- --------


(1) The No Load Class of the Fund commenced operations on October 21, 1996. The Advisor Class A Fund commenced on April 26, 2001.
(2) The No Load Class of the Fund commenced operations on December 31, 1999. The Advisor Class has not yet commenced.
(3) The Fund commenced operations on December 31, 1999. The Class A shares of the Fund commenced operations on April 26, 2001 and Class C shares on June 28, 2002. Class B shares have not commenced operations.
(4) The No Load Class of the Fund commenced operations on September 30, 1999. The Advisor Class A Fund commenced on April 26, 2001.
(5) The No Load Class of the Fund commenced operations on March 20, 2000. The Advisor Class A Fund commenced on December 31, 2001.
(6)  The Fund commenced operations on February 3, 2000.
(7) Fees reflect Feeder Fund level expenses as well as master portfolio level expenses allocated to the Feeder Funds.


U.S. Bancorp, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Funds' accountant and transfer agent. As such, U.S. Bancorp provides certain shareholder services and record management services as well as acts as the Portfolios' dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain shareholders' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolios, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Portfolios may reasonably request.

Distributor
--------------------------------------------------------------------------------

Kinetics Funds Distributor, Inc. ("KFDI") 1311 Mamaroneck Avenue, Suite 130, White Plains, New York 10605 is the distributor of the Funds' shares. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

Distribution Plans
--------------------------------------------------------------------------------

As noted in the Funds' No Load prospectus, the Company, on behalf of the Funds, has adopted two Distribution Plans pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the "Plans"). One Plan is for Advisor Class A shares, while the other Plan if for Advisor Classes B and C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of shares to the Distributor or other qualified recipient under the Plan. Under the second Plan, Advisor Classes B and C shares pay an annual rate of 0.75% of the average daily net asset value of shares to the Distributor. The Plans were adopted to facilitate the sale of a sufficient number of shares to allow the Funds to achieve economic viability.

The Plan for the Advisor Class A shares is a "reimbursement" Plan that provides the Company the ability to use assets of the Funds to pay KFDI and other qualified recipients (e.g. securities dealers, financial institutions and other industry professionals) to finance any activity that is principally intended to result in the sale of the Funds' shares subject to the Plan up to 0.50% of average daily net assets.

The Plan for Advisor Classes B and C shares is a "compensation" type Plan that provides the Company with the ability to use assets of the Funds to pay KFDI 0.75% of average daily net assets to finance any activity that is principally intended to result in the sale of the Funds' shares subject to the Plan.

Activities covered by both Plans include:

o    the advertising and marketing of shares of the Funds;
o preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and
o    implementing and operating the Plan.

The Plans must be renewed annually by the Board of Directors, including a majority of the independent Directors who have no direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for that purpose. It is also required that the independent Directors select and nominate other independent Directors.

The Plans and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of the Funds' outstanding shares. All material amendments to the Plans or any related agreements must be approved by a vote of the independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

KFDI is required to report in writing to the Board of Directors, at least quarterly, on the amounts and purpose of any payment made under the Plans. KFDI is also required to furnish the Board of Directors with such other information as may reasonably be requested in order to enable the Directors to make an informed determination of whether the Plans should be continued.

With the exception of the Adviser and KFDI, no "interested person" of the Funds, as defined in the 1940 Act, and no Director of the Funds who is not an "interested person" has or had a direct or indirect financial interest in the Plans or any related argument.


Pursuant to the Plan, during the fiscal year ending December 31, 2002 the Class A shares accrued the fees payable to the Distributors:

         Class A
------------------------------------------------------- -------------------
12b-1 Service Fees paid to Distributors                        2002
------------------------------------------------------- -------------------
The Internet Fund(1)                                           $26,137
The Internet Emerging Growth Fund(2)                               N/A
The Paradigm Fund(3), formerly the New Paradigm Fund           $12,176
The Medical Fund(4)                                             $3,444
The Small Cap Opportunities Fund(5)                               $551
The Kinetics Government Money Market Fund(6)                       N/A
------------------------------------------------------- -------------------

(1)  The Advisor Class A commenced on April 26, 2001.
(2)  The Advisor Class has not yet commenced.
(3) The Advisor Class A commenced on April 26, 2001 and Class C shares on June 28, 2002.
(4)  The Advisor Class A Fund commenced on April 26, 2001.
(5)  The Advisor Class A commenced on December 31, 2001.
(6)  The Fund commenced operations on February 3, 2000.


         Class C
---------------------------------------------------- -------------------

12b-1 Service Fees paid to Distributors                     2002
---------------------------------------------------- -------------------
The Paradigm Fund, formerly the New Paradigm Fund          $1,335
---------------------------------------------------- -------------------



These amounts were accrued as compensation for Distribution Services and Shareholder Services. No Payments pursuant to the Distribution Plan were made by the Fund for advertising, printing or mailing prospectuses, or interest or other carrying or finance charges.


Custodian
--------------------------------------------------------------------------------

U.S. Bank, N.A. ("U.S. Bank") is custodian for the securities and cash of the Portfolios. Under a Custody Agreement, U.S. Bank holds the Portfolios' assets in safekeeping and keeps all necessary records and documents relating to its duties. U.S. Bank receives an annual fee equal to 0.010% of the Portfolios' average daily net assets with a minimum annual fee of $3,000.

U.S. Bank has also serves as custodian of the shares of beneficial interest of the Portfolios held by the Funds pursuant to a Sub-Custody Agreement under which U.S. Bank is responsible for the safekeeping of the Funds' shares of beneficial interest and all necessary records and documents relating to such shares.


Codes Of Ethics

--------------------------------------------------------------------------------

The Company, Kinetics and KFDI have adopted Codes of Ethics pursuant Rule 17j-1 under the 1940 Act that permit investment personnel subject to the particular Code of Ethics to invest in securities, including securities that may be purchased or held by the Portfolios, for their own accounts.


Valuation of Shares
--------------------------------------------------------------------------------

Shares of the Funds are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Funds. The Funds' NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time, 12:00 p.m. for the Kinetics Government Money Market Fund) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For all Portfolios except Kinetics Government Money Market Portfolio, the Portfolios' investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolios may use independent pricing services to assist in calculating the NAV of the Portfolio's shares.


The Portfolios' investment securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). In the event market quotations are not readily available "fair value" will be determined. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.


The net asset value per share is computed by dividing the value of the securities held by each Portfolio or Fund plus any cash or other assets
(including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Portfolio or Fund outstanding at such time, as shown below:


                                Net Assets        =    Net Asset Value per share
                        -------------------------
                             Shares Outstanding

An example of how the Funds calculated the net asset value per share as of December 31, 2002 is as follows:

The Internet Fund  (No Load Class)

                                $189,618,257            =                $16.69
                        ------------------------------
                                 11,360,598

The Internet Fund  (Advisor Class A)

                                  $506,530              =                $16.47
                        ------------------------------
                                   30,759


The Internet Emerging Growth Fund  (No Load Class)


                                 $3,337,966             =                 $3.24
                        ------------------------------
                                  1,029,620

The Paradigm Fund (No Load Class)

                                 $5,043,627             =                $10.12
                        ------------------------------
                                   498,518

The Paradigm Fund  (Advisor Class A)

                                 $4,942,719             =                $10.07
                        ------------------------------
                                   490,615


The Medical Fund  (No Load Class)

                                 $22,604,399            =                $12.72
                        ------------------------------
                                  1,776,522

The Medical Fund  (Advisor Class A)

                                  $794,482              =                $12.61
                        ------------------------------
                                   62,991

The Small Cap Opportunities Fund  (No Load Class)

                                 $3,312,593             =                $10.04
                        ------------------------------
                                   329,878

The Small Cap Opportunities Fund  (Advisor Class A)

                                  $172,415              =                $10.03
                        ------------------------------
                                   17,196


Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolios.

The Kinetics Government Money Market Portfolio will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the Fund and the Portfolio of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.

Purchasing Shares
--------------------------------------------------------------------------------

Shares of the Funds are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Funds. Shares of the Funds are sold at their net asset value plus any applicable sales charge. Except for the Funds themselves (through KFDI), only investment dealers that have an effective sales agreement with the Funds are authorized to sell shares of the Funds.


Anti-Money Laundering Program
The Funds have established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Fund's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.


Procedures to implement the Program include, but are not limited to, determining that the Funds' Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.


Advisor Class A Shares - Reducing the Sales Charge

Advisor Class A shares of the Funds are sold at their net asset value plus a sales charge as described in the prospectus. Shareholders can reduce the sales charge on purchases of Advisor Class A shares by:

|X| purchasing larger quantities of shares or putting a number of purchases together to obtain the discounts
|X|  signing a 13-month letter of intent
|X|  using the reinvestment privilege
|X|  making concurrent purchases

Please note that certain broker-dealers may reduce or waive sales charges under certain circumstances for certain groups. Consult your broker-dealer.

Large Purchases and Quantity  Discounts
     As indicated in the prospectus, the more shares a shareholder purchases, the smaller the sales charge per share. If a shareholder purchases Advisor Class A shares on the same day as his or her spouse or children under 21 purchase shares, his or her purchases will be combined in calculating the sales charges.

     Also, if shareholders later purchase additional shares of a Fund, the purchases will be added together with the amount already invested in the Fund. For example, if a shareholder already owns shares of the Internet Fund with a value at the current net asset value ("NAV") of $40,000. Later, the shareholder purchases $10,000 more at the current NAV. The sales charge on the additional purchase would be 4.50%, not 5.50% as shown in the prospectus. When making additional purchases, shareholders should inform the Funds in writing that they already own shares of the Fund at the time of purchasing more shares.

Signing a Letter of Intent
     If investors intend to purchase at least $50,000 of Advisor Class A shares over the next 13 months, they should consider signing a letter of intent to reduce the sales charge. A letter of intent includes a provision allowing the Funds to adjust the sales charge depending on the amount you actually purchase within the 13-month period. It also allows the custodian to hold the maximum sales charge (i.e., 5.50%) in shares in escrow until the purchases are completed. The shares held in escrow in the investor's account will be released when the letter of intent is fulfilled or when the 13-month period is over, whichever comes first. If the investor did not purchase the amount stated in the letter of intent, the Fund will redeem the appropriate number of escrowed shares to cover the difference in the sales charge.

     The letter of intent does not obligate the investor to purchase shares, but simply allows the investor to take advantage of the lower sales charge applicable to the total amount intended to buy. When the investor establishes a letter of intent, the balances in any of the Funds' accounts (except the money market accounts) will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The investor's prior trade prices will not be adjusted, however.

Reinvestment Privilege
     If Advisor Class A shares of any of the Funds have been redeemed, the investor has a one-time right, within 60 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Shareholders should inform the Funds, in writing, that they are reinvesting so that they will not be overcharged.

Concurrent Purchases
     Another way to reduce the sales charge is to combine purchases made at the same time in two or more of the Funds that apply sales charges. For example, if an investor invests $30,000 in Advisor Class A shares of one of the Funds, and $70,000 in Advisor Class A shares of another Fund, the sales charge would be lower. Investors should inform the Funds in writing about the concurrent purchases so that they will not be overcharged.

Broker Dealer Purchases
     Purchases of the Advisor Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Advisor Class B Shares - Eliminating the Contingent Deferred Sales Charge

Advisor Class B shares of the Funds are sold at their net asset value plus a contingent defined sales charges as described in the prospectuses. No CDSC will be charged for redemptions made under the following circumstances:

|X|  redemptions made following death or disability (as defined by the IRS)
|X| redemptions made as minimum required distributions under an IRA or other retirement plan to a shareholder who is 70 1/2years old or older
|X| involuntary redemptions made in shareholder accounts that do not have the required minimum balance

Death or Disability
     To receive the CDSC exemption with respect to death or disability, the Adviser or the KFDI must be notified in writing at the time of the redemption that the shareholder, or his or her executor, requests the exemption.

IRA or other Retirement Plan
     The exemption from the CDSC for Individual Retirement Accounts of other retirement plans does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment.

Involuntary Redemptions
     The Funds reserve the right to redeem shares of accounts with low balances (balances below $1,000). Shareholders will not be charged a CDSC for this type of involuntary redemption. See the prospectuses for more information on accounts with low balances.

Exchange Privilege

Shareholders may exchange shares within the Company. To participate in the exchange privilege, shareholders must exchange shares having a net asset value of at least $1,000. Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long-term capital gains or losses on the exchange.

Shareholders may exchange shares by telephone or in writing as follows:

|X|  By Telephone

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging. Exchange requests must be received before 4:00 p.m. (Eastern time) to be processed that day (except for exchanges into or out of the Asia Technology Fund which are priced based on the net asset value determined at the close of regular trading in the Asian markets on the next business day).

|X|  In Writing

You may send your exchange request in writing. Please provide the Fund name and account number for each of the Funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

You may only exchange No Load shares for No Load shares, Advisor Class A shares for Advisor Class A shares, Advisor Class B shares for Advisor Class B shares and Advisor Class C shares for Advisor Class C shares.

NOTE: The Funds may modify or terminate the exchange privilege at any time. Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes. If you cannot contact your broker or bank, by telephone, you should send your request in writing via overnight mail.


Stock Certificates and Confirmations
The Funds does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Funds to the shareholder's address of record.

Special Incentive Programs
At various times the Funds may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Funds, or participate in sales programs sponsored by the Funds. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Funds. These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Investing Through Authorized Brokers or Dealers
The Funds may authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Funds' behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Funds' NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Funds directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Funds by 4:00 p.m. Eastern Time on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. Eastern Time.

Redemption of Shares
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                           Kinetics Mutual Funds, Inc.
                         c/o U.S. Bancorp Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828

A written request in "good order" to redeem shares must include:

|X|      the shareholder's name,

|X|      the name of the Fund;

|X|      the account number;

|X|      the share or dollar amount to be redeemed; and

|X|      signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days. Note that redemptions of Advisor Classes B or C shares may be subject to applicable contingent deferred sales charges.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

|X| a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

|X| a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

|X| a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

|X| any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

Brokerage
--------------------------------------------------------------------------------

The Portfolio's assets are invested by the Adviser in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Portfolio.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolio, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolio does not necessarily pay the lowest commissions available. The Board of Trustees periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolio from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account.

The Trust, on behalf of a Portfolio, may also enter into arrangements, commonly referred to as "broker/service arrangements" with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Portfolio in exchange for fund brokerage. Under a typical brokerage/service arrangement, a broker agrees to pay a portion the Portfolio's custodian, administrative or transfer agency fees, etc., and, in exchange, the Portfolio agrees to direct a minimum amount of brokerage to the broker. The Adviser, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for the Portfolio, another portfolio series of the Trust or other private accounts managed by the Adviser. If and when the Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts. The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.


The following table represents the total brokerage commissions paid by the Funds for the years ended December 31, 2000, 2001, and 2002, respectively:


---------------------------------------------------- -------- --------- --------

Total Brokerage Commissions Paid(7)                    2000      2001     2002
---------------------------------------------------- -------- --------- --------
The Internet Fund(1)                                 $833,515  $605,889 $374,565
The Internet Emerging Growth Fund(2)                  $10,643    $1,676   $2,557
The Paradigm Fund(3), formerly the New Paradigm Fund   $7,934   $21,129  $31,888
The Medical Fund(4)                                   $36,846   $35,789  $25,707
The Small Cap Opportunities Fund(5)                    $8,262   $78,315  $84,206
The Kinetics Government Money Market Fund(6)              N/A       N/A      N/A

---------------------------------------------------- -------- --------- --------

(1) The No Load Class of the Fund commenced operations on October 21, 1996. The Advisor Class A Fund commenced on April 26, 2001.
(2) The No Load Class of the Fund commenced operations on December 31, 1999. The Advisor Class has not yet commenced.
(3) The Fund commenced operations on December 31, 1999. The Class A shares of the Fund commenced operations on April 26, 2001 and Class C shares on June 28, 2002. Class B shares have not commenced operations.
(4) The No Load Class of the Fund commenced operations on September 30, 1999. The Advisor Class A Fund commenced on April 26, 2001.
(5) The No Load Class of the Fund commenced operations on March 20, 2000. The Advisor Class A Fund commenced on December 31, 2001.
(6)  The Fund commenced operations on February 3, 2000.
(7) Fees reflect Feeder Fund level expenses as well as master portfolio level expenses allocated to the Feeder Funds.

The  following  table  represents  the  total  brokerage   commissions  paid  to
affiliated broker-dealers (17-e transactions) by the Funds for the years ended December 31, 2000, 2001, and 2002, respectively:


-------------------------------------------------- ------- -------- ----------

Total Affiliated Brokerage Commissions Paid(7)      2000    2001        2002
-------------------------------------------------- ------- -------- ----------
The Internet Fund(1)                                 $40,239 $177,099 $76,050
The Internet Emerging Growth Fund(2)                    $168     $498    $888
The Paradigm Fund(3), formerly the New Paradigm Fund    $192   $2,392 $11,116
The Medical Fund(4)                                      N/A   $3,540  $2,280
The Small Cap Opportunities Fund(5)                      $30   $8,510 $34,872
The Kinetics Government Money Market Fund(6)             N/A      N/A     N/A

-------------------------------------------------- ------- -------- ----------

(1) The No Load Class of the Fund commenced operations on October 21, 1996. The Advisor Class A Fund commenced on April 26, 2001.
(2) The No Load Class of the Fund commenced operations on December 31, 1999. The Advisor Class has not yet commenced.
(3) The Fund commenced operations on December 31, 1999. The Class A shares of the Fund commenced operations on April 26, 2001 and Class C shares on June 28, 2002. Class B shares have not commenced operations.
(4) The No Load Class of the Fund commenced operations on September 30, 1999. The Advisor Class A Fund commenced on April 26, 2001.
(5) The No Load Class of the Fund commenced operations on March 20, 2000. The Advisor Class A Fund commenced on December 31, 2001.
(6)  The Fund commenced operations on February 3, 2000.
(7) Fees reflect Feeder Fund level expenses as well as master portfolio level expenses allocated to the Feeder Funds.


Taxes

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986, as amended, the Funds, by paying out substantially all of their investment income and realized capital gains, have been and intend to continue to be relieved of federal income tax on the amounts distributed to shareholders. To be taxed as a "regulated investment company" or "RIC" under Sub-Chapter M, the Funds (which are treated separately from each other series of the Company for these purposes), must distribute to their shareholders for each taxable year at least 90% of the Funds' taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional qualification requirements. Among these requirements are the following:

(a) each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the disposition of foreign currencies, interest and gains from securities transactions or other income;

(b) at the close of each quarter, (i) at least 50% of the value of the Funds' total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Funds' total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer.

Each Fund (as an investor in the corresponding Portfolio) will be deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of the calendar year substantially all of its ordinary income for that year and capital gain net income for the one year period ending on October 31 of that year, plus certain other amounts.

Distribution of any net long-term capital gains realized by the Funds will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All net investment income distributed by the Funds, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Company's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the NAV of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

Each Fund is required by federal law to withhold a percentage of reportable payments (that may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. The withholding rate is 30% for 2003 and 29% for 2004. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Funds that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


Performance Information
--------------------------------------------------------------------------------

Average Annual Total Return
Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.


-------------------------------------------- -------- --------- ------- -----------------

Average Annual Total Returns Ended 12/31/200   1 Year   3 Years 5 Years Since Inception
(No Load Class)
-------------------------------------------- -------- --------- ------- -----------------
The Internet Fund(1)                            -23.44%  -30.51%   25.76%       21.48%
The Internet Emerging Growth Fund(2)            -24.65%  -31.32%    N/A        -31.27%
The Paradigm Fund(2), formerly the New
   Paradigm Fund                                 -4.62%    0.40%    N/A          0.40%
The Medical Fund(3)                             -29.14%   -1.35%    N/A          7.92%
The Small Cap Opportunities Fund(4)             -30.28%     N/A     N/A          0.39%
The Kinetics Government Money Market Fund(5)      0.22%  N/A        N/A          2.32%

-------------------------------------------- -------- --------- ------- -----------------

(1)  The Fund commenced operations on October 21, 1996.

(2)  The Fund  commenced  operations on December 31, 1999.
(3)  The Fund commenced operations on September 30, 1999.
(4) The Fund commenced operations on March 20, 2000. 5The Fund commenced operations on February 3, 2000.


-------------------------------------------------- -------- --------- --------- -----------------

Average Annual Total Returns Ended 12/31/2002        1 Year   3 Years   5 Years Since Inception
(Advisor Class)

-------------------------------------------------- -------- --------- --------- -----------------

The Internet Fund(1)                                  -28.64%     N/A       N/A        -21.81%
The Internet Emerging Growth Fund(2)                     N/A      N/A       N/A        N/A
The Paradigm Fund(3), formerly the New Paradigm Fund  -10.33%     N/A       N/A         -5.41%
The Medical Fund(4)                                   -33.61%     N/A       N/A        -22.44%
The Small Cap Opportunities Fund(5)                   -34.33%     N/A       N/A        -34.71%

-------------------------------------------------- -------- --------- ---------------------------


(1) The Class A shares of the Fund commenced operations on April 26, 2001. Class B and C shares have not commenced operations.
(2)  Class A, B nor C shares have commenced operations.
(3) The Class A shares of the Fund commenced operations on April 26, 2001 and Class C shares on June 28, 2002. Class B shares have not commenced operations.
(4) The Class A shares of the Fund commenced on April 26, 2001. Class B and C shares have not commenced operations. 5The Class A shares of the Fund commenced on December 31, 2001. Class B and C shares have not commenced operations.


Cumulative Total Return
Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Average  Annual Total Returns (after taxes on distributions)
The average annual total return (after taxes on distributions) of each class of shares is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

         P(1+T)n=ATVD

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return (after taxes on distributions; "n" equals the number of years; and "ATVD" equals the ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions but not after taxes on redemptions.


         The Funds' average annual total returns (after taxes on distributions) as of December 31, 2002 were as follows:


Average Annual Total Returns (after taxes on
distributions) Ended 12/31/2002
(No Load Class)                                      1 Year   3 Years  5 Years Since Inception
---------------------------------------------------- -------- -------- -------------------------
The Internet Fund(1)                                  -23.44%  -30.51%  25.76%      21.48%
The Internet Emerging Growth Fund(2)                  -24.65%  -31.32%   N/A       -31.27%
The Paradigm Fund(2), formerly the New Paradigm Fund   -4.62%    0.40%    N/A         0.40%
The Medical Fund(3)                                   -29.26%   -1.45%    N/A         7.85%
The Small Cap Opportunities Fund(4)                   -30.46%     N/A     N/A         0.30%

---------------------------------------------------- -------- -------- ------- -----------------


(1)  The Fund commenced operations on October 21, 1996.
(2)  The Fund commenced operations on December 31, 1999.
(3)  The Fund commenced operations on September 30, 1999.
(4)  The Fund commenced operations on March 20, 2000.


---------------------------------------------------- -------- ------- --------- ---------------

Average Annual Total Returns (after taxes on         1 Year   3 Years  5 Years  Since Inception
distributions) Ended 12/31/2002
(Advisor Class)
---------------------------------------------------- -------- ------- --------- ---------------
The Internet Fund(1)                                  -28.64%     N/A       N/A         -21.81%
The Internet Emerging Growth Fund(2)                     N/A      N/A       N/A         N/A
The Paradigm Fund(3), formerly the New Paradigm Fund  -10.33%     N/A       N/A          -5.41%
The Medical Fund(4)                                   -33.72%     N/A       N/A         -22.22%
The Small Cap Opportunities Fund(5)                   -34.51%     N/A       N/A         -30.27%

---------------------------------------------------- -------- ------- --------- ---------------


(1) The Class A shares of the Fund commenced operations on April 26, 2001. Class B and C shares have not commenced operations.
(2)  Class A, B nor C shares have commenced operations.
(3) The Class A shares of the Fund commenced operations on April 26, 2001 and Class C shares on June 28, 2002. Class B shares have not commenced operations.
(4) The Class A shares of the Fund commenced on April 26, 2001. Class B and C shares have not commenced operations.
(5) The Class A shares of the Fund commenced on December 31, 2001. Class B and C shares have not commenced operations.




Average Annual Total Return (after taxes on distributions and redemptions)

The average annual total return (after taxes on distributions and sale of Fund shares) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

         P(1+T)n=ATVDR

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return (after taxes on distributions; "n" equals the number of years; and "ATVDR" equals ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions and redemptions.


The Funds' average annual total returns (after taxes on distributions and sale of Fund shares) as of December 31, 2002 were as follows:

Average Annual Total Returns (after taxes on distributions and sale of Fund shares)


Ended 12/31/2002
(No Load Class)                                        1 Year   3 Years 5 Years   Since Inception
---------------------------------------------------- --------- -------- ------------------------
The Internet Fund(1)                                  -14.39%  -22.33%  22.12%    18.55%
The Internet Emerging Growth Fund(2)                  -15.14%  -22.85%  N/A      -22.83%
The Paradigm Fund(2), formerly the New Paradigm Fund   -2.84%    0.32%  N/A        0.32%
The Medical Fund(3)                                   -17.85%   -1.11%  N/A        6.42%
The Small Cap Opportunities Fund(4)                   -18.59%    N/A    N/A        0.27%

---------------------------------------------------- --------- -------- ------ -----------------

(1)  The Fund commenced operations on October 21, 1996.
(2)  The Fund commenced operations on December 31, 1999.
(3)  The Fund commenced operations on September 30, 1999.

(4)  The Fund commenced operations on March 20, 2000.


------------------------------------------------------------ -------- ------- --------- -------------------

Average  Annual Total  Returns  (after taxes on  distributions  and sale of Fund shares)
Ended 12/31/2002
(Advisor Class)                                               1 Year   3 Years  5 Years     Since Inception
------------------------------------------------------------ -------- ------- --------- -------------------
The  Internet  Fund(1)                                          -17.60%  N/A    N/A             -17.01%
The  Internet  Emerging  Growth Fund(2)                         N/A      N/A    N/A               N/A
The Paradigm  Fund(3),  formerly  the New Paradigm  Fund         -6.39%  N/A    N/A              -4.03%
The Medical  Fund(4)                                            -20.60%  N/A    N/A             -17.39%
The Small Cap Opportunities Fund(5)                             -21.08%  N/A    N/A             -24.16%
------------------------------------------------------------ -------- ------- --------- -------------------

(1) The Class A shares of the Fund commenced operations on April 2 2001. Class B and C shares have not commenced operations.
(2)  Class A, B nor C shares have commenced operations.
(3) The Class A shares of the Fund commenced operations on April 26, 2001 and Class C shares on June 28, 2002. Class B shares have not commenced operations.
(4) The Class A shares of the Fund commenced on April 26, 2001. Class B and C shares have not commenced operations.
(5) The Class A shares of the Fund commenced on December 31, 2001. Class B and C shares have not commenced operations.



The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases the figure representing "Return After Taxes on Distributions and Sales of Fund Shares" may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Your actual after-tax returns depend on you tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.

Yield

Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:


         YIELD =  2[(a-b + 1)6 - 1]
                     ---
                     cd

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

For the Kinetics Government Money Market Fund, yield is calculated daily based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

|X| determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned form the original one share and all dividends declared on the original and any purchased shares;

|X| dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

|X|  multiplying the base period return by (365/7).


To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Kinetics Government Money Market Fund, the performance will be reduced for those shareholders paying those fees. The yield for the seven day period ended 12/31/2002 was 0.00%.


Effective Yield

The effective yield for the Kinetics Government Money Market Fund is computed by compounding the unannualized base period return by:

|X|  adding 1 to the base period return;
|X| raising the sum to the 365/7th power; and |X| subtracting 1 from the result.


The effective yield for the seven day period ended 12/31/2002 was 0.00%.


Other Information
The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Funds may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Funds.

Comparison of Fund Performance
The performance of the Funds may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:


o S&P 500 - The S&P 500 is an index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.


o    NASDAQ   Composite  -  The  NASDAQ   Composite   Index  is  a   broad-based
     capitalization - weighted index of all NASDAQ stocks.


Independent Accountants
--------------------------------------------------------------------------------
PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, serves as the Funds' independent accountants, whose services include examination of the Funds' financial statements and the performance of other related audit and tax services.



Financial Statements
--------------------------------------------------------------------------------

The audited financial statements for the Funds are incorporated by reference to the Funds' Annual Report, for the year ended 2002, as filed with the Securities and Exchange Commission on March 1, 2003.



Appendix
--------------------------------------------------------------------------------

Standard & Poor's ("S&P") Corporate Bond Rating Definitions

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Corporate Bond Rating
Definitions

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.





                           KINETICS MUTUAL FUNDS, INC.
                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  Amended and Restated Articles of Incorporation1

(b)  Amended and Restated By-laws(1)

(c) Instruments Defining Rights of Security Holders. Incorporated by reference to Articles of Incorporation and Bylaws.

(d) Investment Advisory Agreements. Incorporated by reference to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on May 1, 2000, and Amendment No. 5 to Registration Statement for Kinetics Portfolios Trust (File No. 811-09923) filed on April 30, 2002.

(e)  Underwriting Contracts(2)

(f)  Bonus or Profit Sharing Contracts. Not applicable.

(g) Custodian Contract between Registrant, Kinetics Portfolios Trust and U.S. Bank Milwaukee, N.A.1

(h)  Other Material Contracts

     (1) Administrative Services Agreement between Registrant and U.S. Bancorp Fund Services, LLC - Filed herewith.

     (2) Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC - Filed herewith.

     (3) Transfer Agent Agreement between Registrant, Kinetics Portfolios Trust and U.S. Bancorp Fund Services, LLC - Filed herewith.

     (4) Shareholder Servicing Agreement between Registrant and Kinetics Asset Management, Inc.(1)

     (5)  Agreement  of  the  Joint  Insureds   between   Registrant,   Kinetics
          Portfolios Trust and The Internet Fund, Inc.(1)

     (6)  Power of Attorney - Filed herewith

(i)  Legal Opinion(1)

(j)  Other Opinions.

(1)  Consent of Auditors - PricewaterhouseCoopers LLP - Filed herewith.

(2)  Consent of Auditors - McCurdy & Associates CPA's, Inc. - Filed herewith.

(3)  Consent of Counsel - Drinker Biddle & Reath LLP - Filed herewith.

(k)  Omitted Financial Statements. Not applicable.

(l)  Initial Capital Understanding(1)

(m)  Rule 12b-1 Plan(3)

(n)  Rule 18f-3 Plan(3)

(o)  Reserved.

(p)  Code of Ethics(3)

(1) Filed September 7, 1999 with Pre-effective Amendment No. 3 to the Registration Statement.

(2) Filed June 12, 2000 with Post-Effective Amendment No. 5 to the Registration Statement.

(3)  Filed  April  26,  2001  with   Post-Effective   Amendment  No.  8  to  the
     Registration Statement.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

Besides serving as investment adviser to the Portfoios, the Adviser is not currently (and has not during the past two years) engaged in any other business, profession, vocation or employment of a substantial nature. Information regarding the business, vocation or employment of a substantial nature of the Adviser and its officers is incorporated by reference to the information contained in Statement of Additional Information of this Registration Statement.

ITEM 27. PRINCIPAL UNDERWRITERS:

(a) As of the date of this filing, Kinetics Funds Distributor, Inc. ("KFDI"), Distributor for shares of the Registrant, also serves as the private placement agent for Kinetics Portfolios Trust.

(b) To the best of Registrant's knowledge, the directors and executive officers of KFDI are as follows:


Name and Principal           Position and Offices with        Positions and
Business Address             Kinetics Funds Distributor, Inc. Offices with Registrant
---------------------------- -------------------------------- ----------------------------
Leonid Polyakov              CFO & President                  Director/Trustee, Treasurer
1311 Mamaroneck Avenue
White Plains, New York 10605
---------------------------- -------------------------------------------------------------

(c)  None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at the following locations:

Records Relating to:                         Are located at:
--------------------                         ---------------
Registrant's fund accounting servicing       U.S. Bancorp Fund Services, LLC
agent, sub-administrator and transfer        615 East Michigan Street
                                             Milwaukee, WI  53202
Registrant's investment adviser,             Kinetics Asset Management, Inc
administrator                                1311 Mamaroneck Avenue
                                             White Plains, NY  10605
Registrant's custodian                       U.S. Bank, N.A.
                                             425 E. Walnut Street
                                             Cincinnati, OH 45202

ITEM 29. MANAGEMENT SERVICES:

Not applicable.

ITEM 30. UNDERTAKINGS:

Not applicable.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KINETICS MUTUAL FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of White Plains and State of New York, on the 30 day of April, 2003.

                                            KINETICS MUTUAL FUNDS, INC.

                                               /s/ Peter B. Doyle*
                                             -----------------------
                                             Peter B. Doyle, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons representing all of the members of the Board of Directors on April 30, 2003.

NAME                                     TITLE

/s/ Peter B. Doyle*                     President, Chairman of the Board
--------------------------
Peter B. Doyle

/s/ Douglas Cohen*                       Director
--------------------------
Douglas Cohen

/s/ William J. Graham*                   Director
--------------------------
William J. Graham

/s/ Steven T. Russell*                   Director
--------------------------
Steven T. Russell

/s/ Murray Stahl*                        Director
--------------------------
Murray Stahl

/s Joseph E. Breslin*                    Director
--------------------------
Joseph E. Breslin

/s/Leonid Polyakov                       Director
---------------------------
Leonid Polyakov

/s/John J. Sullivan*                     Director
---------------------------
John J. Sullivan

         /s/ Leonird Polyakov
         --------------------
             Leonird Polyakov, Attorney-In-Fact
             pursuant to Power of Attorney incorporated by
             reference and filed herewith.




     Pursuant to the requirements of the Investment Company Act of 1940, the undersigned hereby signs this Amendment to the Registration Statement of Kinetics Mutual Funds, Inc. on behalf of the Board of Trustees of Kinetics Portfolios Trust in the City of White Plains and State of New York, on the 30 day of April, 2003.

                            KINETICS PORTFOLIOS TRUST



                               /s/ Peter B. Doyle*
                            ------------------------
                                 Peter B. Doyle,
                       President and Chairman of the Board



EXHIBIT INDEX

                                                                      Exhibit

Fund Administration Agreement - U.S. Bancorp Fund Services, LLC       EX-99.h.1
Fund Accounting Agreement - U.S. Bancorp Fund Services, LLC           EX-99.h.2
Transfer Agency Agreements - U.S. Bancorp Fund Services, LLC          EX-99.h.3
Power of Attorney                                                     EX-99.h.6
Consent of Auditors - PricewaterhouseCoopers LLP                      EX-99.j.1
Consent of Auditors - McCurdy & Associates CPA's, Inc.                EX-99.j.2
Consent of Counsel - Drinker Biddle & Reath LLP                       EX-99.j.3